                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4363
                                  ----------------------------------------------

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                               64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   -----------------------------

Date of fiscal year end:   3-31
                        --------------------------------------------------------

Date of reporting period:  9-30-2005
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of boy]

SEPTEMBER 30, 2005

Ginnie Mae Fund
Government Bond Fund
Inflation-Adjusted Bond Fund
Short-Term Government Fund

                               [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

GINNIE MAE

GOVERNMENT BOND

INFLATION-ADJUSTED BOND

SHORT-TERM GOVERNMENT

FINANCIAL STATEMENTS

OTHER INFORMATION
Approval of Management Agreements for Ginnie Mae, Government

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Ginnie Mae,
Government Bond, Inflation-Adjusted Bond and Short-Term Government funds for the six months ended September 30, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the annual report dated
March 31, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------

Ginnie Mae - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
                                         ----------------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                              SINCE    INCEPTION
                    6 MONTHS(1)  1 YEAR  5 YEARS  10 YEARS  INCEPTION    DATE
--------------------------------------------------------------------------------
INVESTOR CLASS        1.76%       2.76%   5.25%     5.73%    7.44%      9/23/85
--------------------------------------------------------------------------------
CITIGROUP 30-YEAR
GNMA INDEX            2.21%       3.57%   6.06%     6.49%    8.33%(2)     --
--------------------------------------------------------------------------------
Advisor Class         1.64%       2.50%   4.99%      --      5.03%      10/9/97
--------------------------------------------------------------------------------
C Class                                                                 6/15/01
  No sales charge*    1.26%       1.74%     --       --      3.38%
  With sales charge*  0.26%       1.74%     --       --      3.38%
--------------------------------------------------------------------------------

*Sales charges include contingent deferred sales charges (CDSCs), as applicable.
 C Class shares redeemed within 12 months of purchase are subject to a maximum
 CDSC of 1.00%. Please see the Share Class Information page for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Since 9/30/85, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------

Ginnie Mae - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
----------------------------------------------------------------------------------------------------
                     1996     1997    1998    1999    2000     2001    2002    2003    2004    2005
----------------------------------------------------------------------------------------------------
Investor Class       5.07%    9.96%   7.63%   1.65%   6.97%   11.31%   6.91%   2.69%   2.86%   2.76%
----------------------------------------------------------------------------------------------------
Citigroup 30-Year
GNMA Index           6.00%   10.18%   8.27%   2.56%   7.73%   11.90%   7.45%   3.30%   4.33%   3.57%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Ginnie Mae - Portfolio Commentary

PORTFOLIO MANAGER: HANDO AGUILAR

PERFORMANCE SUMMARY

Ginnie Mae returned 1.76%* for the six months ended September 30, 2005, as a strong bond market performance in the first half of the period managed to overcome lagging returns in the second half. Ginnie Mae's benchmark--the
Citigroup 30-Year GNMA Index--returned 2.21% for the same period. The Citigroup
Index's returns are not reduced by operating expenses.

ECONOMIC REVIEW

The U.S. economy grew at a moderate pace during the six months ended September
30, 2005, despite the devastation and disruption caused by Hurricanes Katrina and Rita. The annualized real rate of GDP growth was 3.3% in the second quarter and 3.8% in the third (by initial estimates), as short-term U.S. interest rates and oil prices rose.

The Fed raised its rate target four times in six months, from 2.75% to 3.75%, the highest since August 2001. Meanwhile, crude oil jumped by 20%, to $66.24 a barrel after Katrina hit the Gulf Coast.

Despite soaring energy costs, "core" inflation (excluding food and energy prices) was stable--the year-to-date annualized gain for core CPI as of
September 30, 2005, was 2.0%, compared with the 2.2% rate for 2004.

BOND & MORTGAGE-MARKET REVIEW

Longer-term interest rates and bond yields fell as economic growth remained moderate and core inflation stayed low. Mortgage-backed bonds offered positive returns for the period, but trailed other sectors of the bond market, which is typical when Treasury bonds rally. While the Lehman Brothers U.S. Aggregate
Index returned 2.31% overall, Treasury bonds led the index with a 2.47% return, as the benchmark 10-year Treasury note returned 3.01%. Agency bonds returned
2.25%, while the Fixed-Rate Mortgage-Backed Securities sector of the index returned 2.12%, lagging other bond sectors as mortgage refinancing activity rose overall during the six months.

Interest rates on 30-year fixed-rate mortgages fell for the first half of the period, triggering some spikes in refinancing activity, especially in June. The
Mortgage Bankers Association Refinancing Index, which started at about 1799 on
April 1, shot up to 2967 in early June after the average rate on fixed-rate
30-year mortgages dropped to around 5.55% at the beginning of the month.
Mortgage rates hit a 5.47% low for the period on June 24, triggering

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
Average Duration
(effective)                               3.2 years             3.1 years
--------------------------------------------------------------------------------
Average Life                              6.0 years             6.0 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         3.97%
--------------------------------------------------------------------------------
Advisor Class                                          3.72%
--------------------------------------------------------------------------------
C Class                                                2.96%
--------------------------------------------------------------------------------

*All fund returns and yields referenced in this commentary are for Investor
 Class shares. Total returns for periods less than one year are not annualized.

                                                                    (continued)

------

Ginnie Mae - Portfolio Commentary

another spike in refinancing late in the month. Though mortgage rates fell in
August, they rose sharply in July and September, sending the refinancing index down to 2107 by September 30.

GINNIE MAE PERFORMANCE & PORTFOLIO POSITIONING

Most of Ginnie Mae's underperformance versus its benchmark occurred in the first three months of the period. Ginnie Mae's slant toward premium bonds had a negative impact at that time as premiums underperformed discounts between March and June. Ginnie Mae's duration was also about a third of a year shorter than that of its benchmark coming into the period, which dampened relative returns as bonds rallied. Relative performance improved in the second half of the period as the investment team moved Ginnie Mae's duration closer to that of the benchmark.

A positive factor for the portfolio was the investment team's strategic trades between GNMA I and GNMA II securities. (GNMA Is are "specified" pools--pools with a single issuer, while GNMA IIs are pools of GNMAs with multiple issuers).
In the first half of the period, the team sold some GNMA Is to invest in GNMA
IIs, taking advantage of the more favorable prepayment and convexity characteristics available in the GNMA II market. In the latter part of the period, they sold some of the GNMA IIs, and moved back into GNMA Is, which they believed offered more opportunity for gains at that time. The team also reduced the portfolio's underweight in discount-coupon securities.

The team brought Ginnie Mae's duration closer to that of the benchmark, but kept a short relative duration in the 2-year maturity area, which is the most vulnerable to the Fed interest rate increases that we saw during the six months.

COMMITMENT TO GINNIE MAE'S INVESTMENT OBJECTIVE

We remain committed to pursuing the fund's objective--seeking high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities (all GNMAs)                      76.1%                 85.8%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                            8.7%                  5.1%
--------------------------------------------------------------------------------
U.S. Government Agency
Collateralized Mortgage
Obligations (all GNMAs)                      8.7%                  8.9%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  6.5%                  0.2%
--------------------------------------------------------------------------------

------

Ginnie Mae - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 98.4%

     $ 82,000,000  GNMA, 5.00%, settlement
                   date 10/20/05(2)                              $   81,154,416
--------------------------------------------------------------------------------
       78,000,000  GNMA, 5.50%, settlement
                   date 10/20/05(2)                                  78,731,249
--------------------------------------------------------------------------------
      256,500,000  GNMA, 6.00%, settlement
                   date 10/20/05(2)                                 262,752,163
--------------------------------------------------------------------------------
      185,993,190  GNMA, 5.00%, 6/15/33
                   to 3/15/34                                       184,327,163
--------------------------------------------------------------------------------
      508,660,017  GNMA, 5.50%, 4/15/33
                   to 12/20/34(3)                                   513,321,404
--------------------------------------------------------------------------------
      110,359,031  GNMA, 6.00%, 7/20/16
                   to 9/20/34                                       112,764,498
--------------------------------------------------------------------------------
      207,310,732  GNMA, 6.50%, 6/15/23
                   to 2/20/35(3)                                    215,532,472
--------------------------------------------------------------------------------
       26,586,311  GNMA, 7.00%, 9/15/08
                   to 12/20/29                                       27,996,005
--------------------------------------------------------------------------------
          259,088  GNMA, 7.25%, 9/15/22
                   to 6/15/23                                           274,789
--------------------------------------------------------------------------------
       21,237,008  GNMA, 7.50%, 1/15/06
                   to 2/20/31                                        22,603,203
--------------------------------------------------------------------------------
          170,645  GNMA, 7.65%, 6/15/16
                   to 12/15/16                                          180,927
--------------------------------------------------------------------------------
          235,774  GNMA, 7.75%, 9/20/17
                   to 8/20/25                                           250,358
--------------------------------------------------------------------------------
          366,220  GNMA, 7.77%, 4/15/20
                   to 6/15/20                                           390,086
--------------------------------------------------------------------------------
          200,312  GNMA, 7.85%, 4/20/21
                   to 10/20/22                                          212,791
--------------------------------------------------------------------------------
           17,145  GNMA, 7.89%, 9/20/22                                  18,232
--------------------------------------------------------------------------------
          328,224  GNMA, 7.98%, 6/15/19
                   to 6/15/19                                           351,343
--------------------------------------------------------------------------------
        5,524,928  GNMA, 8.00%, 6/15/06
                   to 7/20/30                                         5,918,390
--------------------------------------------------------------------------------
          221,486  GNMA, 8.15%, 1/15/20
                   to 2/15/21                                           240,647
--------------------------------------------------------------------------------
        1,280,189  GNMA, 8.25%, 4/15/06
                   to 5/15/27                                         1,383,045
--------------------------------------------------------------------------------
          176,922  GNMA, 8.35%, 2/15/20
                   to 11/15/20                                          193,077
--------------------------------------------------------------------------------
        5,068,810  GNMA, 8.50%, 2/15/06
                   to 12/15/30                                        5,539,710
--------------------------------------------------------------------------------
          601,078  GNMA, 8.75%, 1/15/17
                   to 7/15/27                                           656,192
--------------------------------------------------------------------------------
        4,214,451  GNMA, 9.00%, 8/15/08
                   to 1/15/25                                         4,557,959
--------------------------------------------------------------------------------
          574,292  GNMA, 9.25%, 8/15/16
                   to 8/15/26                                           631,148
--------------------------------------------------------------------------------
        1,316,277  GNMA, 9.50%, 6/15/09
                   to 7/20/25                                         1,450,073
--------------------------------------------------------------------------------
          186,833  GNMA, 9.75%, 8/15/16
                   to 11/20/21                                          207,202
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $    423,017  GNMA, 10.00%, 11/15/09
                   to 1/20/22                                    $      473,843
--------------------------------------------------------------------------------
          147,585  GNMA, 10.25%, 5/15/12
                   to 3/15/19                                           164,180
--------------------------------------------------------------------------------
          134,633  GNMA, 10.50%, 3/15/14
                   to 7/15/19                                           151,405
--------------------------------------------------------------------------------
           15,340  GNMA, 10.75%, 12/15/09
                   to 3/15/10                                            16,621
--------------------------------------------------------------------------------
          315,200  GNMA, 11.00%, 12/15/09
                   to 6/15/20                                           345,749
--------------------------------------------------------------------------------
            2,894  GNMA, 11.25%, 2/20/16                                  3,177
--------------------------------------------------------------------------------
           74,297  GNMA, 11.50%, 7/15/10
                   to 8/20/19                                            82,246
--------------------------------------------------------------------------------
           34,697  GNMA, 12.00%, 10/15/10
                   to 1/15/13                                            38,524
--------------------------------------------------------------------------------
           16,449  GNMA, 12.25%, 2/15/14
                   to 5/15/15                                            18,294
--------------------------------------------------------------------------------
           99,392  GNMA, 12.50%, 5/15/10
                   to 5/15/15                                           110,526
--------------------------------------------------------------------------------
          160,198  GNMA, 13.00%, 1/15/11
                   to 8/15/15                                           180,346
--------------------------------------------------------------------------------
           95,661  GNMA, 13.50%, 5/15/10
                   to 11/15/14                                          108,154
--------------------------------------------------------------------------------
            8,951  GNMA, 13.75%, 8/15/14                                 10,149
--------------------------------------------------------------------------------
            4,496  GNMA, 14.00%, 6/15/11
                   to 7/15/11                                             5,115
--------------------------------------------------------------------------------
           56,008  GNMA, 14.50%, 10/15/12
                   to 12/15/12                                           64,238
--------------------------------------------------------------------------------
           64,408  GNMA, 15.00%, 7/15/11
                   to 10/15/12                                           74,276
--------------------------------------------------------------------------------
            8,001  GNMA, 16.00%, 10/15/11
                   to 12/15/11                                            9,321
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $1,530,985,798)                                             1,523,494,706
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 11.3%

       18,500,000  FFCB, VRN, 3.58%,
                   10/1/05, resets monthly
                   off the 1-month LIBOR
                   minus 0.11% with no caps                          18,503,959
--------------------------------------------------------------------------------
       12,000,000  FFCB, VRN, 3.59%,
                   10/1/05, resets monthly
                   off the 1-month LIBOR
                   minus 0.105% with no caps(3)                      12,003,696
--------------------------------------------------------------------------------
        8,000,000  FFCB, VRN, 3.63%,
                   10/7/05, resets monthly
                   off the 1-month LIBOR
                   minus 0.06% with no caps(3)                        8,006,136
--------------------------------------------------------------------------------
       32,700,000  FFCB, VRN, 3.70%,
                   10/15/05 to 10/20/05,
                   resets monthly off the
                   1-month LIBOR minus
                   0.065% to 0.10% with
                   no caps(3)                                        32,711,907
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Ginnie Mae - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $ 12,000,000  FFCB, VRN, 3.71%,
                   10/22/05, resets monthly
                   off the 1-month LIBOR
                   minus 0.105% with no caps(3)                  $   11,995,236
--------------------------------------------------------------------------------
        7,000,000  FFCB, VRN, 3.73%,
                   10/17/05, resets monthly
                   off the 1-month LIBOR
                   minus 0.06% with no caps(3)                        7,004,312
--------------------------------------------------------------------------------
        3,800,000  FFCB, VRN, 3.73%,
                   10/20/05, resets monthly
                   off the 1-month LIBOR
                   minus 0.07% with no caps                           3,802,071
--------------------------------------------------------------------------------
       20,000,000  FFCB, VRN, 3.74%,
                   10/31/05, resets monthly
                   off the 1-month LIBOR
                   minus 0.10% with no caps(3)                       20,002,760
--------------------------------------------------------------------------------
       20,000,000  FFCB, VRN, 3.75%,
                   11/3/05, resets monthly
                   off the 1-month LIBOR
                   minus 0.11% with no caps(2)                       19,999,800
--------------------------------------------------------------------------------
       14,300,000  FFCB, VRN, 3.76%,
                   10/24/05, resets monthly
                   off the 1-month LIBOR
                   minus 0.075% with no caps(3)                      14,306,678
--------------------------------------------------------------------------------
       15,000,000  FFCB, VRN, 3.77%,
                   10/31/05, resets monthly
                   off the 1-month LIBOR
                   minus 0.07% with no caps(3)                       15,005,445
--------------------------------------------------------------------------------
       11,000,000  FNMA, VRN, 3.57%,
                   10/7/05, resets monthly
                   off the 1-month LIBOR
                   minus 0.12% with no caps(3)                       11,002,145
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $174,308,606)                                                 174,344,145
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS(1) -- 11.2%

        8,334,567  GNMA, Series 1998-6,
                   Class FA, VRN, 4.28%,
                   10/17/05, resets monthly
                   off the 1-month LIBOR plus
                   0.51% with a cap of 9.00%                          8,402,719
--------------------------------------------------------------------------------
        5,848,041  GNMA, Series 2002-13,
                   Class FA, VRN, 4.27%,
                   10/17/05, resets monthly
                   off the 1-month LIBOR plus
                   0.50% with a cap of 8.50%                          5,899,059
--------------------------------------------------------------------------------
        5,862,298  GNMA, Series 2003-42, VRN,
                   4.15%, 10/20/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.35% with a
                   cap of 7.00%                                       5,893,621
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $ 11,536,811  GNMA, Series 2004-11,
                   Class UC, 5.00%, 4/16/26                      $   11,595,280
--------------------------------------------------------------------------------
        7,212,831  GNMA, Series 2004-39,
                   Class XF SEQ, VRN, 4.02%,
                   10/17/05, resets monthly
                   off the 1-month LIBOR plus
                   0.25% with a cap of 7.50%                          7,225,598
--------------------------------------------------------------------------------
       12,708,465  GNMA, Series 2004-46,
                   Class QH, 4.50%, 4/20/25                          12,710,804
--------------------------------------------------------------------------------
       64,989,494  GNMA, Series 2004-53,
                   Class FB SEQ, VRN, 4.17%,
                   10/17/05, resets monthly
                   off the 1-month LIBOR plus
                   0.40% with a cap of 7.50%                         65,481,203
--------------------------------------------------------------------------------
       31,605,739  GNMA, Series 2004-82,
                   Class DM, 5.00%, 10/20/27                         31,727,705
--------------------------------------------------------------------------------
       24,184,929  GNMA, Series 2005-24,
                   Class F, VRN, 3.97%,
                   10/17/05, resets monthly
                   off the 1-month LIBOR plus
                   0.20% with a cap of 7.00%                         24,183,309
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $173,124,166)                                                 173,119,298
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 8.4%

      124,510,000  FHLB Discount Notes,
                   3.18%, 10/3/05(3)(4)                             124,510,000
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S. Treasury
obligations, 6.25%, 8/15/23, valued at
$5,698,481), in a joint trading account at
3.10%, dated 9/30/05, due 10/3/05
(Delivery value $5,579,441)                                           5,578,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $130,066,003)                                                 130,088,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 129.3%
(Cost $2,008,484,573)                                             2,001,046,149
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (29.3)%                                             (453,863,252)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,547,182,897
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Ginnie Mae - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

FUTURES CONTRACTS*

                             Expiration        Underlying Face     Unrealized
    Contracts Purchased         Date           Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
    370  U.S. Treasury
         5-Year Notes       December 2005        $39,537,969       $(243,645)
                                               =================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash.

NOTES TO SCHEDULE OF INVESTMENTS

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2005.

(1) Final maturity indicated, unless otherwise noted.

(2) Forward commitment or when-issued security.

(3) Security, or a portion thereof, has been segregated for a forward commitment, futures contract and/or when-issued security.

(4) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Government Bond - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
                                         ----------------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                              SINCE    INCEPTION
                    6 MONTHS(1)  1 YEAR  5 YEARS  10 YEARS  INCEPTION    DATE
--------------------------------------------------------------------------------
INVESTOR CLASS        2.17%       2.93%   5.79%     5.85%    7.82%      5/16/80
--------------------------------------------------------------------------------
CITIGROUP TREASURY/
MORTGAGE INDEX(2)     2.33%       2.91%   6.23%     6.41%    --(3)        --
--------------------------------------------------------------------------------
CITIGROUP U.S.
TREASURY
10+ YEAR INDEX        4.83%       6.91%   8.71%     8.11%   10.48%(4)     --
--------------------------------------------------------------------------------
Advisor Class         2.04%       2.67%   5.53%       --     5.42%      10/9/97
--------------------------------------------------------------------------------
Performance information prior to September 3, 2002, is that of the American
Century Treasury Fund, all of the net assets of which were acquired by
Government Bond pursuant to a plan of reorganization approved by Treasury shareholders on August 2, 2002.

(1) Total returns for periods less than one year are not annualized.

(2) When Government Bond merged with the Treasury fund in September 2002, the fund's benchmark was changed from the Citigroup U.S. Treasury 10+ Year Index to the Citigroup Treasury/Mortgage Index to better reflect the fund's broader investment mandate.

(3) Index data not available prior to 1982.

(4) Since 5/31/80, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------

Government Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
----------------------------------------------------------------------------------------------------
                   1996     1997     1998     1999    2000     2001    2002    2003    2004    2005
----------------------------------------------------------------------------------------------------
Investor Class     4.82%    8.22%   12.58%   -1.92%   6.41%   13.70%   8.95%   2.66%   1.27%   2.93%
----------------------------------------------------------------------------------------------------
Citigroup
Treasury/
Mortgage Index     4.97%    9.44%   11.67%   -0.07%   7.28%   12.80%   8.78%   3.55%   3.48%   2.91%
----------------------------------------------------------------------------------------------------
Citigroup U.S.
Treasury
10+ Year Index     2.45%   13.23%   22.10%   -7.68%   9.81%   14.03%  14.51%   3.63%   4.97%   6.91%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Government Bond - Portfolio Commentary

PORTFOLIO MANAGER: BOB GAHAGAN

PERFORMANCE SUMMARY

American Century Government Bond returned 2.17%* for the six months ended
September 30, 2005, as a strong bond market performance in the first half of the period managed to overcome lagging returns in the second half. Government Bond's benchmark--the Citigroup Treasury/Mortgage Index--returned 2.33% for the same period. The Citigroup Index's returns are not reduced by operating expenses.

ECONOMIC REVIEW

The U.S. economy grew at a moderate pace during the six months ended September
30, 2005, despite the devastation and disruption caused by Hurricanes Katrina and Rita. The annualized real rate of GDP growth was 3.3% in the second quarter and 3.8% in the third (by initial estimates), slowing from 4.4% in 2004 and 3.8%
in the first quarter as short-term U.S. interest rates and oil prices rose.

The Fed raised its rate target four times in six months, from 2.75% to 3.75%, the highest since August 2001. Meanwhile, crude oil jumped 20%, from $55.40 to
$66.24 a barrel, after flirting with $70 a barrel at the end of August, when
Katrina hit the Gulf Coast.

Despite soaring energy costs, "core" inflation (excluding food and energy prices) was stable--the year-to-date annualized gain for core CPI as of
September 30, 2005, was 2.0%, compared with the 2.2% rate for 2004.

BOND MARKET REVIEW

Longer-term interest rates and bond yields fell as economic growth remained moderate and core inflation stayed low, even as shorter-term interest rates and yields rose with the Fed's rate hikes. This caused the Treasury yield curve to
"flatten"--the gap between two- and 10-year Treasury yields narrowed.

The 10-year Treasury note returned 3.01% as its yield fell from 4.49% to 4.33%.
Longer-maturity/duration indices and bonds performed even better-- the 30-year
Treasury bond returned 5.13%. That helped make Treasurys (up 2.47%) the top major sector of the Lehman Brothers U.S. Aggregate Index while mortgage-backed securities (MBS, up 2.12%) lagged other bond sectors as mortgage refinancing activity rose overall during the six months.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  5.2 years             5.4 years
--------------------------------------------------------------------------------
Average Duration
(effective)                               3.9 years             3.9 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         3.94%
--------------------------------------------------------------------------------
Advisor Class                                          3.69%
--------------------------------------------------------------------------------

*All fund returns and yields referenced in this commentary are for Investor
 Class shares. Total returns for periods less than one year are not annualized.

                                                                    (continued)

------

Government Bond - Portfolio Commentary

HOW POSITIONING AFFECTED GOVERNMENT BOND'S PERFORMANCE

Government Bond benefited from the yield curve flattening position that the investment team had in place for much of the period. The portfolio was also boosted by its underweight in MBS versus the benchmark, and an overweight in
Treasury inflation-protected securities (TIPS) which outperformed the Lehman
Aggregate in the second half of the period. Meanwhile, the portfolio's significant underweight in Treasurys was a drag on performance, as the Treasury market outperformed other bond sectors for the six months.

Government Bond was more defensively positioned than its benchmark, with a shorter duration for most of the period. While this positioning was beneficial during the second half of the period when the bond market was hit with declines, it limited gains to some extent in the first half when the bond market rallied.
Government Bond's effective duration was 3.89 years at the end of September
2005, compared with the 4.17 year duration of the Citigroup benchmark index.

PORTFOLIO OBJECTIVE

Government Bond's investment team will continue to pursue the fund's objective--seeking high current income for shareholders by investing primarily in U.S. government debt securities.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                  30.3%                 26.2%
--------------------------------------------------------------------------------
U.S. Government Agency
Securities                                  22.3%                 18.0%
--------------------------------------------------------------------------------
U.S. Government Agency
Collateralized Mortgage
Obligations                                 18.7%                 22.3%
--------------------------------------------------------------------------------
U.S. Treasury Securities                     9.0%                 12.1%
--------------------------------------------------------------------------------
U.S. Government Agency
Asset-Backed Securities                      3.7%                  5.0%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  1.3%                  2.1%
--------------------------------------------------------------------------------
Collateral Received for
Securities Lending                          14.7%                 14.3%
--------------------------------------------------------------------------------

------

Government Bond - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 45.5%

      $ 7,063,340  FHLMC, 4.50%, 1/1/19(2)                        $   6,928,826
--------------------------------------------------------------------------------
        8,562,570  FHLMC, 5.50%, 10/1/34                              8,567,587
--------------------------------------------------------------------------------
       29,050,000  FNMA, 6.00%, settlement
                   date 10/13/05(3)                                  29,540,219
--------------------------------------------------------------------------------
       32,200,000  FNMA, 6.50%, settlement
                   date 10/13/05(3)                                  33,145,875
--------------------------------------------------------------------------------
       34,000,000  FNMA, 5.00%, settlement
                   date 10/18/05(3)                                  33,914,945
--------------------------------------------------------------------------------
       24,485,000  FNMA, 5.50%, settlement
                   date 10/18/05(3)                                  24,844,636
--------------------------------------------------------------------------------
       25,758,263  FNMA, 4.50%, 5/1/19                               25,241,424
--------------------------------------------------------------------------------
        1,276,587  FNMA, 6.50%, 3/1/32(2)                             1,315,350
--------------------------------------------------------------------------------
        1,248,630  FNMA, 7.00%, 6/1/32(2)                             1,307,021
--------------------------------------------------------------------------------
        1,702,880  FNMA, 6.50%, 8/1/32(2)                             1,755,508
--------------------------------------------------------------------------------
       24,246,956  FNMA, 5.50%, 7/1/33                               24,258,207
--------------------------------------------------------------------------------
        6,980,636  FNMA, 5.00%, 11/1/33                               6,849,763
--------------------------------------------------------------------------------
        4,015,323  FNMA, 5.50%, 9/1/34                                4,015,612
--------------------------------------------------------------------------------
       25,205,826  FNMA, 5.50%, 10/1/34                              25,207,640
--------------------------------------------------------------------------------
        5,800,212  FNMA, 6.00%, 7/1/35                                5,898,456
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $234,389,539)                                                 232,791,069
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 33.4%

       12,000,000  FHLB, 4.43%, 4/7/08(2)                            11,938,836
--------------------------------------------------------------------------------
       16,700,000  FHLB, 4.60%, 4/11/08(2)                           16,655,143
--------------------------------------------------------------------------------
       16,100,000  FHLMC, 4.25%, 2/28/07(2)                          16,079,956
--------------------------------------------------------------------------------
        9,000,000  FHLMC, 4.50%, 8/4/08(4)                            8,960,985
--------------------------------------------------------------------------------
        2,800,000  FHLMC, 6.625%, 9/15/09                             3,014,878
--------------------------------------------------------------------------------
       25,000,000  FHLMC, 5.625%, 3/15/11(2)                         26,336,950
--------------------------------------------------------------------------------
        5,500,000  FHLMC, 6.75%, 9/15/29(2)                           6,874,500
--------------------------------------------------------------------------------
       18,800,000  FNMA, 3.00%, 8/15/07(4)                           18,341,675
--------------------------------------------------------------------------------
       27,800,000  FNMA, 6.625%, 9/15/09(2)                          29,900,484
--------------------------------------------------------------------------------
        5,000,000  FNMA, 6.125%, 3/15/12(4)                           5,435,400
--------------------------------------------------------------------------------
       18,025,000  FNMA, 4.625%, 10/15/14(2)(4)                      18,063,790
--------------------------------------------------------------------------------
        7,550,000  FNMA, 6.625%, 11/15/30(4)                          9,351,392
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $172,720,043)                                                 170,953,989
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS(1) -- 28.0%

        3,421,640  FHLMC, Series 2560,
                   Class FG SEQ, VRN, 4.27%,
                   10/17/05, resets monthly
                   off the 1-month LIBOR plus
                   0.50% with a cap of 8.50%                          3,445,345
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 6,192,289  FHLMC, Series 2625,
                   Class FJ SEQ, VRN, 4.07%,
                   10/17/05, resets monthly
                   off the 1-month LIBOR plus
                   0.30% with a cap of 7.50%(2)                   $   6,204,649
--------------------------------------------------------------------------------
        2,633,967  FHLMC, Series 2689,
                   Class PY, 4.00%, 2/15/10(2)                        2,631,613
--------------------------------------------------------------------------------
        6,319,345  FHLMC, Series 2779,
                   Class FM SEQ, VRN, 4.12%,
                   10/17/05, resets monthly
                   off the 1-month LIBOR plus
                   0.35% with a cap of 7.50%                          6,346,903
--------------------------------------------------------------------------------
       18,090,656  FHLMC, Series 2812,
                   Class EF SEQ, VRN, 4.17%,
                   10/17/05, resets monthly
                   off the 1-month LIBOR plus
                   0.40% with a cap of 7.50%                         18,164,594
--------------------------------------------------------------------------------
        9,256,773  FHLMC, Series 2831,
                   Class AF, VRN, 4.07%,
                   10/17/05, resets monthly
                   off the 1-month LIBOR plus
                   0.30% with a cap of 7.50%                          9,297,077
--------------------------------------------------------------------------------
       10,000,000  FHLMC, Series 2836,
                   Class ND, 4.00%, 7/15/13                           9,915,890
--------------------------------------------------------------------------------
       16,931,845  FHLMC, Series 2855,
                   Class FK SEQ, VRN, 4.12%,
                   10/17/05, resets monthly
                   off the 1-month LIBOR plus
                   0.35% with a cap of 7.50%                         16,981,286
--------------------------------------------------------------------------------
        5,994,367  FNMA, Series 2003-42,
                   Class FK, VRN, 4.23%,
                   10/25/05, resets monthly
                   off the 1-month LIBOR plus
                   0.40% with a cap of 7.50%                          6,029,877
--------------------------------------------------------------------------------
       11,315,658  FNMA, Series 2003-43,
                   Class LF, VRN, 4.18%,
                   10/25/05, resets monthly
                   off the 1-month LIBOR plus
                   0.35% with a cap of 8.00%                         11,368,785
--------------------------------------------------------------------------------
        9,759,072  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 4.23%,
                   10/25/05, resets monthly
                   off the 1-month LIBOR plus
                   0.40% with a cap of 7.50%(2)                       9,791,004
--------------------------------------------------------------------------------
       14,964,232  FNMA, Series 2003-84,
                   Class AL, 4.00%, 4/25/13(2)                       14,886,777
--------------------------------------------------------------------------------
       12,069,000  FNMA, Series 2003-124,
                   Class PB, 4.00%, 3/25/31(2)                       12,000,966
--------------------------------------------------------------------------------
        6,206,450  FNMA, Series 2004 T1,
                   Class 1A2, 6.50%, 1/25/44                          6,396,795
--------------------------------------------------------------------------------
        9,691,484  FNMA, Series 2004 W5,
                   Class F1, VRN, 4.28%,
                   10/25/05, resets monthly
                   off the 1-month LIBOR plus
                   0.45% with a cap of 7.50%                          9,732,499
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $143,671,699)                                                 143,194,060
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Government Bond - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 13.5%

      $ 2,100,000  U.S. Treasury Bonds,
                   11.25%, 2/15/15(4)                             $   3,202,584
--------------------------------------------------------------------------------
        4,164,000  U.S. Treasury Bonds,
                   8.875%, 8/15/17(4)                                 5,839,685
--------------------------------------------------------------------------------
        5,500,000  U.S. Treasury Bonds,
                   8.00%, 11/15/21(4)                                 7,615,355
--------------------------------------------------------------------------------
        5,300,000  U.S. Treasury Bonds,
                   7.25%, 8/15/22(4)                                  6,926,438
--------------------------------------------------------------------------------
        5,700,000  U.S. Treasury Bonds,
                   7.625%, 11/15/22(4)                                7,718,604
--------------------------------------------------------------------------------
        5,760,000  U.S. Treasury Bonds,
                   6.875%, 8/15/25(4)                                 7,427,255
--------------------------------------------------------------------------------
          763,000  U.S. Treasury Bonds,
                   5.375%, 2/15/31(4)                                   855,038
--------------------------------------------------------------------------------
        7,606,200  U.S. Treasury Inflation
                   Indexed Notes, 3.00%,
                   7/15/12(2)                                         8,279,469
--------------------------------------------------------------------------------
       16,723,593  U.S. Treasury Inflation
                   Indexed Notes, 1.875%,
                   7/15/15(4)                                        16,876,464
--------------------------------------------------------------------------------
        1,700,000  U.S. Treasury Notes,
                   4.25%, 8/15/14(4)                                  1,689,907
--------------------------------------------------------------------------------
        2,400,000  U.S. Treasury Notes,
                   4.125%, 5/15/15(4)                                 2,359,406
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $68,107,982)                                                   68,790,205
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES(1) -- 5.6%

        6,237,638  FHLMC, Series T19, Class A,
                   VRN, 4.17%, 10/25/05,
                   resets monthly off the
                   1-month LIBOR plus 0.17%
                   with no caps                                       6,241,636
--------------------------------------------------------------------------------
        6,028,243  FHLMC, Series T20, Class A7,
                   VRN, 4.13%, 10/25/05,
                   resets monthly off the
                   1-month LIBOR plus 0.15%
                   with no caps                                       6,033,307
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $12,172,771  FHLMC, Series T21, Class A,
                   VRN, 4.19%, 10/25/05,
                   resets monthly off the
                   1-month LIBOR plus 0.18%
                   with no caps                                   $  12,181,389
--------------------------------------------------------------------------------
        2,002,171  FHLMC, Series T34,
                   Class A1V, VRN, 3.95%,
                   10/25/05, resets monthly
                   off the 1-month LIBOR plus
                   0.12% with no caps                                 2,003,120
--------------------------------------------------------------------------------
        1,939,574  FHLMC, Series T35, Class A,
                   VRN, 3.97%, 10/25/05,
                   resets monthly off the
                   1-month LIBOR plus 0.14%
                   with no caps                                       1,941,155
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES
(Cost $28,398,617)                                                   28,400,607
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 2.0%

       10,279,000  FHLB Discount Notes,
                   3.18%, 10/3/05(2)(5)
(Cost $10,277,184)                                                   10,279,000
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(6) -- 22.0%

REPURCHASE AGREEMENT
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S
Government Agency obligations in a pooled
account at the lending agent), 3.88%,
dated 9/30/05, due 10/3/05 (Delivery
value $112,772,827)
(Cost $112,736,376)                                                 112,736,376
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 150.0%
(Cost $770,301,440)                                                 767,145,306
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (50.0)%                                             (255,554,701)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $ 511,590,605
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Government Bond - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

FUTURES CONTRACTS*

                             Expiration        Underlying Face     Unrealized
    Contracts Purchased         Date           Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
     86  U.S. Treasury
         5-Year Notes       December 2005         $9,189,906        $(91,881)
                                               =================================

                             Expiration        Underlying Face     Unrealized
      Contracts Sold            Date           Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
    200  U.S. Treasury
         2-Year Notes       December 2005        $41,178,125         $ 87,050
--------------------------------------------------------------------------------
    170  U.S. Treasury
         10-Year Notes      December 2005         18,686,719          281,180
--------------------------------------------------------------------------------
                                                 $59,864,844         $368,230
                                               =================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

LIBOR = London Interbank Offered Rate

resets =  The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2005.

(1) Final maturity indicated, unless otherwise noted.

(2) Security, or a portion thereof, has been segregated for a forward commitment, futures contract and/or when-issued security.

(3) Forward commitment or when-issued security.

(4) Security, or a portion thereof, was on loan as of September 30, 2005.

(5) The rate indicated is the yield to maturity at purchase.

(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------

Inflation-Adjusted Bond - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
                                              ----------------------
                                              AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                      6 MONTHS(1)   1 YEAR     5 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           2.79%       4.96%      8.73%      6.71%        2/10/97
--------------------------------------------------------------------------------
CITIGROUP U.S.
INFLATION-LINKED
SECURITIES INDEX         3.01%       5.34%      9.48%      7.54%(2)       --
--------------------------------------------------------------------------------
Institutional Class      2.89%       5.18%        --       6.47%        10/1/02
--------------------------------------------------------------------------------
Advisor Class            2.66%       4.70%      8.46%      7.34%        6/15/98
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Since 2/28/97, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------

Inflation-Adjusted Bond - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 10, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
------------------------------------------------------------------------------------------
                   1997*   1998    1999    2000     2001     2002    2003    2004    2005
------------------------------------------------------------------------------------------
Investor Class     0.18%   4.70%   1.50%   8.29%   12.43%   13.18%   6.68%   6.68%   4.96%
------------------------------------------------------------------------------------------
Citigroup U.S.
Inflation-Linked
Securities Index   0.96%   5.71%   1.86%   9.11%   13.22%   14.54%   7.39%   7.23%   5.34%
------------------------------------------------------------------------------------------
*From 2/10/97, the Investor Class's inception date. Index data from 2/28/97, the date nearest the Investor Class's inception for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Inflation-Adjusted Bond - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

RETURN SUMMARY

Inflation-Adjusted Bond returned 2.79%* for the six months ended September 30,
2005, as inflation-indexed securities outperformed most other types of taxable bonds amid moderate U.S. economic growth, rising interest rates, and accelerating inflation. By comparison, the fund's benchmark--the Citigroup U.S.
Inflation-Linked Securities Index--returned 3.01%. It's important to remember, however, that the benchmark's returns are not reduced by expenses.

In addition, Inflation-Adjusted Bond performed very well versus the 98 funds in
Lipper's Treasury Inflation Protected Securities category, which averaged a total return of 2.37%. We talk about the efforts that helped to produce that result in the Portfolio Strategy section on the next page.

ECONOMIC REVIEW

The U.S. economy grew at a moderate pace during the six months ended September
30, 2005, despite the devastation and disruption caused by Hurricanes Katrina and Rita. The annualized real rate of GDP growth was 3.3% in the second quarter and 3.8% in the third (by initial estimates) as short-term U.S. interest rates and oil prices rose.

The Fed raised its rate target four times in six months, from 2.75% to 3.75%, the highest since August 2001. Meanwhile, crude oil jumped 20%, from $55.40 to
$66.24 a barrel, after flirting with $70 a barrel at the end of August, when
Katrina hit the Gulf Coast.

Despite soaring energy costs, "core" inflation (excluding food and energy prices) was stable--the year-to-date annualized gain for core CPI as of
September 30, 2005, was 2.0%, compared with the 2.2% rate for 2004.

BOND MARKET REVIEW

Longer-term interest rates and bond yields fell as economic growth remained moderate and core inflation stayed low, even as shorter-term interest rates and yields rose with the Fed's rate hikes. This caused the Treasury yield curve to
"flatten"--the gap between two- and 10-year Treasury yields narrowed. Meanwhile, the 10-year Treasury note returned 3.01% as its yield fell from 4.49% to 4.33%.
Longer-maturity/ duration indices and bonds performed even better--the 30-year
Treasury bond returned 5.13%.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  10.6 years           10.6 years
--------------------------------------------------------------------------------
Average Duration
(effective)                                6.0 years            6.6 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         6.02%
--------------------------------------------------------------------------------
Institutional Class                                    6.22%
--------------------------------------------------------------------------------
Advisor Class                                          5.77%
--------------------------------------------------------------------------------

*All fund returns and yields referenced in this commentary are for Investor
 Class shares. Total returns for periods less than one year are not annualized.

                                                                    (continued)

------

Inflation-Adjusted Bond - Portfolio Commentary

INFLATION-INDEXED SECURITIES REVIEW

On the overall inflation front, prices (as measured by the seasonally adjusted
CPI) rose a sharp 4.7% for the 12 months ended September 30. This year's devastating hurricane season helped to fuel that increase, as energy prices rocketed 122% higher during the third-quarter (on a seasonally adjusted annualized basis, as gauged by the CPI's energy index) and boosted the CPI to an annualized three-month increase of 9.4%.

In that environment, the yield gap between Treasury Inflation Protected
Securities (TIPS) and their traditional Treasury counterparts--known as the
"breakeven" rate--declined. For example, breakeven rates for 5-year TIPS fell 30 basis points (0.30%), while breakevens for 10- and 30-year TIPS decreased by approximately 15 and 20 basis points, respectively.

PORTFOLIO STRATEGY

Turning to portfolio specifics, we primarily invested Inflation-Adjusted Bond's incoming cash into TIPS in a fairly wide range of maturities, attempting to provide investors with a market-like performance.

Scouring the inflation-indexed bond market for what we believed to be value-added securities outside of TIPS was another strategy that we continued to employ. Those efforts led us to purchase inflation-indexed notes issued by the
Tennessee Valley Authority--a government agency--that mature in January 2007.

Lastly, in anticipation of a flattening Treasury yield curve, we used a Treasury futures overlay, a portfolio structure that performs well in a curve-flattening environment, for most of the six months. We removed this structure toward the end of the period, when it appeared that the Fed might stop its rate hikes in the wake of Hurricane Katrina.

OUR COMMITMENT

Inflation-Adjusted Bond seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities. We remain committed to that objective and will endeavor to do so by continuing to primarily invest in inflation-indexed debt securities.

PORTFOLIO COMPOSITION BY MATURITY(1)
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
0 - 5-Year Notes(2)                         29.5%                 24.3%
--------------------------------------------------------------------------------
5 - 10-Year Notes                           42.5%                 48.3%
--------------------------------------------------------------------------------
10 - 30-Year Bonds                          28.0%                 27.4%
--------------------------------------------------------------------------------

(1) Excludes collateral received for securities lending.

(2) Includes temporary cash investments.

------

Inflation-Adjusted Bond - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 90.3%

      $95,188,486  U.S. Treasury Inflation
                   Indexed Bonds, 2.375%,
                   1/15/25                                       $  101,866,625
--------------------------------------------------------------------------------
       86,668,977  U.S. Treasury Inflation
                   Indexed Bonds, 3.625%,
                   4/15/28(1)                                       113,426,265
--------------------------------------------------------------------------------
       76,445,760  U.S. Treasury Inflation
                   Indexed Bonds, 3.875%,
                   4/15/29(1)                                       104,670,987
--------------------------------------------------------------------------------
       25,249,599  U.S. Treasury Inflation
                   Indexed Bonds, 3.375%,
                   4/15/32(1)                                        33,390,625
--------------------------------------------------------------------------------
       17,613,886  U.S. Treasury Inflation
                   Indexed Notes, 3.375%,
                   1/15/07                                           18,221,442
--------------------------------------------------------------------------------
       90,698,250  U.S. Treasury Inflation
                   Indexed Notes, 3.625%,
                   1/15/08                                           96,033,937
--------------------------------------------------------------------------------
       39,222,894  U.S. Treasury Inflation
                   Indexed Notes, 3.875%,
                   1/15/09(1)                                        42,562,998
--------------------------------------------------------------------------------
       36,926,796  U.S. Treasury Inflation
                   Indexed Notes, 4.25%,
                   1/15/10(1)                                        41,316,210
--------------------------------------------------------------------------------
       44,344,610  U.S. Treasury Inflation
                   Indexed Notes, 0.875%,
                   4/15/10(1)                                        43,225,618
--------------------------------------------------------------------------------
       43,553,776  U.S. Treasury Inflation
                   Indexed Notes, 3.50%,
                   1/15/11(1)                                        47,982,324
--------------------------------------------------------------------------------
       57,214,560  U.S. Treasury Inflation
                   Indexed Notes, 3.375%,
                   1/15/12                                           63,378,571
--------------------------------------------------------------------------------
       57,915,780  U.S. Treasury Inflation
                   Indexed Notes, 3.00%,
                   7/15/12                                           63,042,253
--------------------------------------------------------------------------------
       82,332,702  U.S. Treasury Inflation
                   Indexed Notes, 1.875%,
                   7/15/13                                           83,464,859
--------------------------------------------------------------------------------
       72,956,460  U.S. Treasury Inflation
                   Indexed Notes, 2.00%,
                   1/15/14(1)                                        74,498,249
--------------------------------------------------------------------------------
       93,540,515  U.S. Treasury Inflation
                   Indexed Notes, 2.00%,
                   7/15/14(1)                                        95,583,066
--------------------------------------------------------------------------------
       60,367,030  U.S. Treasury Inflation
                   Indexed Notes, 1.625%,
                   1/15/15                                           59,669,066
--------------------------------------------------------------------------------
       52,229,840  U.S. Treasury Inflation
                   Indexed Notes, 1.875%,
                   7/15/15(1)                                        52,707,273
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $1,093,633,757)                                             1,135,040,368
--------------------------------------------------------------------------------
CORPORATE BONDS -- 5.4%

       25,000,000  SLM Corporation, 1.32%,
                   1/25/10                                           24,492,500
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $43,323,840  Toyota Motor Credit Corp.
                   Inflation Indexed Bonds,
                   1.22%, 10/1/09                                $   43,063,031
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $68,898,840)                                                   67,555,531
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 3.4%

       40,692,960  TVA Inflation Indexed Notes,
                   3.375%, 1/15/07
(Cost $41,920,057)                                                   42,109,075
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

        2,616,000  FHLB Discount Notes,
                   3.18%, 10/3/05(2)
(Cost $2,615,538)                                                     2,616,000
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(3) -- 30.4%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S
Government Agency obligations in a pooled
account at the lending agent), 3.88%,
dated 9/30/05, due 10/3/05 (Delivery
value $297,487,902)                                                 297,391,745
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.94%, dated 9/30/05,
due 10/3/05 (Delivery value $85,027,908)                             85,000,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $382,391,745)                                                 382,391,745
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 129.7%
(Cost $1,589,459,937)                                             1,629,712,719
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (29.7)%                                             (372,803,788)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,256,908,931
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

TVA = Tennessee Valley Authority

(1) Security, or a portion thereof, was on loan as of September 30, 2005

(2) The rate indicated is the yield to maturity at purchase.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------

Short-Term Government - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
                                         ----------------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                              SINCE    INCEPTION
                    6 MONTHS(1)  1 YEAR  5 YEARS  10 YEARS  INCEPTION    DATE
--------------------------------------------------------------------------------
INVESTOR CLASS        1.14%       1.40%   3.52%     4.32%    6.10%      12/15/82
--------------------------------------------------------------------------------
CITIGROUP U.S.
TREASURY/AGENCY
1- TO 3-YEAR INDEX    1.29%       1.10%   4.25%     5.08%    7.12%(2)      --
--------------------------------------------------------------------------------
Advisor Class         1.02%       1.15%   3.26%       --     3.56%       7/8/98
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Since 12/31/82, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------

Short-Term Government - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
----------------------------------------------------------------------------------------------------
                   1996     1997     1998     1999    2000     2001    2002    2003    2004    2005
----------------------------------------------------------------------------------------------------
Investor Class     4.87%    6.19%    7.29%    1.67%   5.78%    9.50%   4.70%   1.90%   0.36%   1.40%
----------------------------------------------------------------------------------------------------
Citigroup U.S.
Treasury/Agency
1- to 3-Year
Index              5.70%    6.88%    7.92%    3.28%   5.92%   10.59%   5.87%   2.85%   1.13%   1.10%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Short-Term Government - Portfolio Commentary

PORTFOLIO MANAGER: BOB GAHAGAN

PERFORMANCE REVIEW

Short-Term Government returned 1.14%* for the six months ended September 30,
2005, as a strong bond market performance in the first half of the period managed to overcome lagging returns in the second half. Short-Term Government's benchmark--the Citigroup U.S. Treasury/Agency 1-to 3-Year Index--returned 1.29%
for the same period. The Citigroup Index's returns are not reduced by operating expenses.

ECONOMIC REVIEW

The U.S. economy grew at a moderate pace during the six months ended September
30, 2005, despite the devastation and disruption caused by Hurricanes Katrina and Rita. The annualized real rate of GDP growth was 3.3% in the second quarter and 3.8% in the third (by initial estimates), slowing from 4.4% in 2004 and 3.8%
in the first quarter as short-term U.S. interest rates and oil prices rose.

The Fed raised its rate target four times in six months, from 2.75% to 3.75%, the highest since August 2001. Meanwhile, crude oil jumped 20%, from $55.40 to
$66.24 a barrel, after flirting with $70 a barrel at the end of August, when
Katrina hit the Gulf Coast.

Despite soaring energy costs, "core" inflation (excluding food and energy prices) was stable--the year-to-date annualized gain for core CPI as of
September 30, 2005, was 2.0%, compared with the 2.2% rate for 2004.

BOND MARKET REVIEW

Longer-term interest rates and bond yields fell as economic growth remained moderate and core inflation stayed low, even as shorter-term interest rates and yields rose with the Fed's rate hikes. This caused the Treasury yield curve to
"flatten"--the gap between two- and 10-year Treasury yields narrowed.

The 10-year Treasury note returned 3.01% as its yield fell from 4.49% to 4.33%.
Longer-maturity/duration indices and bonds performed even better-- the 30-year
Treasury bond returned 5.13%. That helped make Treasurys (up 2.47%) the top major sector of the Lehman Brothers U.S. Aggregate Index while mortgage-backed securities (MBS, up 2.12%) lagged other bond sectors as mortgage refinancing activity rose overall during the six months.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  2.4 years             2.5 years
--------------------------------------------------------------------------------
Average Duration
(effective)                               1.6 years             1.6 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         3.48%
--------------------------------------------------------------------------------
Advisor Class                                          3.23%
--------------------------------------------------------------------------------

*All fund returns and yields referenced in this commentary are for Investor
 Class shares. Total returns for periods less than one year are not annualized.

                                                                    (continued)

------

Short-Term Government - Portfolio Commentary

HOW POSITIONING AFFECTED SHORT-TERM GOVERNMENT'S PERFORMANCE

Short-Term Government benefited from the yield curve flattening position that the investment team had in place for much of the period. But the portfolio's overweight in MBS versus the benchmark, and its underweight in Treasury securities during the second half of the period caused a slight drag on performance, as the Treasury market outperformed other bond sectors for the six months.

Short-Term Government was more defensively positioned than its benchmark, with a shorter duration throughout the period. While this positioning was beneficial during the second half of the period when the bond market was hit with declines, it limited gains to some extent in the first half when the bond market rallied.
Short-Term Government's effective duration was 1.63 years at the end of
September 2005, compared with the 1.95 year duration of the Citigroup benchmark index.

PORTFOLIO OBJECTIVE

The investment team will continue to pursue Short-Term Government's objective, seeking high current income for shareholders while maintaining safety of principle.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
Collateralized Mortgage
Obligations                                 33.7%                 40.3%
--------------------------------------------------------------------------------
U.S. Government Agency
Securities                                  24.3%                 20.2%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                  19.4%                 22.9%
--------------------------------------------------------------------------------
U.S. Treasury Securities
and Equivalents                              4.8%                  3.9%
--------------------------------------------------------------------------------
Asset-Backed Securities                      3.6%                  3.5%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.6%                  4.7%
--------------------------------------------------------------------------------
Collateral Received for
Securities Lending                          13.6%                  4.5%
--------------------------------------------------------------------------------

------

Short-Term Government - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(1) -- 43.9%

      $ 8,494,333  Bank of America Commercial
                   Mortgage Inc., Series 2004-1,
                   Class A1 SEQ, 3.16%,
                   11/10/39(2)                                    $    8,204,396
--------------------------------------------------------------------------------
       71,000,000  Bear Stearns Commercial
                   Mortgage Securities
                   STRIPS - COUPON, Series
                   2004 T16, Class X2, VRN,
                   0.81%, 10/1/05                                     2,696,935
--------------------------------------------------------------------------------
        5,231,916  Bear Stearns Commercial
                   Mortgage Securities, Series
                   2003-2, Class A5, 3.99%,
                   1/25/33 (Acquired 12/10/04,
                   Cost $5,252,353)(3)                                5,169,180
--------------------------------------------------------------------------------
       84,089,660  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   COUPON, Series 1998 C2,
                   Class X, VRN, 1.01%,
                   10/1/05                                            2,866,701
--------------------------------------------------------------------------------
        9,276,618  FHLMC, Series 2605,
                   Class PB, 4.00%, 11/15/10(2)                       9,272,416
--------------------------------------------------------------------------------
       12,568,513  FHLMC, Series 2624,
                   Class FE SEQ, VRN, 4.07%,
                   10/17/05, resets monthly
                   off the 1-month LIBOR plus
                   0.30% with a cap of 8.00%                         12,594,844
--------------------------------------------------------------------------------
       10,526,891  FHLMC, Series 2625,
                   Class FJ SEQ, VRN, 4.07%,
                   10/17/05, resets monthly
                   off the 1-month LIBOR plus
                   0.30% with a cap of 7.50%(2)                      10,547,902
--------------------------------------------------------------------------------
        8,953,703  FHLMC, Series 2689,
                   Class PY, 4.00%, 2/15/10(2)                        8,945,698
--------------------------------------------------------------------------------
       11,538,430  FHLMC, Series 2695,
                   Class PA, 4.00%, 5/15/09                          11,535,176
--------------------------------------------------------------------------------
       11,896,201  FHLMC, Series 2706,
                   Class UA, 3.50%, 4/15/09                          11,858,086
--------------------------------------------------------------------------------
        8,113,233  FHLMC, Series 2709,
                   Class PA, 3.75%, 1/15/11                           8,101,193
--------------------------------------------------------------------------------
       15,762,270  FHLMC, Series 2718,
                   Class FW, VRN, 4.12%,
                   10/17/05, resets monthly
                   off the 1-month LIBOR plus
                   0.35% with a cap of 8.00%                         15,848,284
--------------------------------------------------------------------------------
       14,614,875  FHLMC, Series 2743,
                   Class OK, 4.00%, 4/15/21                          14,502,268
--------------------------------------------------------------------------------
       27,261,367  FHLMC, Series 2764,
                   Class OA, 3.50%, 4/15/10                          27,131,521
--------------------------------------------------------------------------------
        6,319,345  FHLMC, Series 2779,
                   Class FM SEQ, VRN, 4.12%,
                   10/17/05, resets monthly
                   off the 1-month LIBOR plus
                   0.35% with a cap of 7.50%                          6,346,903
--------------------------------------------------------------------------------
       13,703,072  FHLMC, Series 2827,
                   Class F, VRN, 4.12%,
                   10/17/05, resets monthly
                   off the 1-month LIBOR plus
                   0.35% with a cap of 7.50%(2)                      13,778,357
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 9,103,508  FHLMC, Series 2831,
                   Class AF, VRN, 4.07%,
                   10/17/05, resets monthly
                   off the 1-month LIBOR plus
                   0.30% with a cap of 7.50%                     $    9,143,145
--------------------------------------------------------------------------------
       15,941,756  FHLMC, Series 2888,
                   Class GA, 4.00%, 10/15/11                         15,869,667
--------------------------------------------------------------------------------
        3,738,971  FHLMC, Series 2890, Class
                   AB SEQ, 3.75%, 12/15/11                            3,670,480
--------------------------------------------------------------------------------
       30,000,000  FHLMC, Series 2931, Class
                   QA, 4.50%, 4/15/15                                29,856,089
--------------------------------------------------------------------------------
       19,594,540  FHLMC, Series 2937, Class
                   KA, 4.50%, 12/15/14                               19,553,920
--------------------------------------------------------------------------------
          926,756  FHLMC, Series 2943,
                   Class HA, 5.00%, 9/15/19                             931,740
--------------------------------------------------------------------------------
       20,407,452  FNMA, Series 2003-17,
                   Class FN, VRN, 4.13%,
                   10/25/05, resets monthly
                   off the 1-month LIBOR plus
                   0.30% with no caps                                20,511,183
--------------------------------------------------------------------------------
       11,370,143  FNMA, Series 2003-24,
                   Class BF, VRN, 4.18%,
                   10/25/05, resets monthly
                   off the 1-month LIBOR plus
                   0.35% with no caps                                11,416,146
--------------------------------------------------------------------------------
        8,991,550  FNMA, Series 2003-42,
                   Class FK, VRN, 4.23%,
                   10/25/05, resets monthly
                   off the 1-month LIBOR plus
                   0.40% with a cap of 7.50%                          9,044,816
--------------------------------------------------------------------------------
       11,315,657  FNMA, Series 2003-43,
                   Class LF, VRN, 4.18%,
                   10/25/05, resets monthly
                   off the 1-month LIBOR plus
                   0.35% with a cap of 8.00%                         11,368,784
--------------------------------------------------------------------------------
       16,265,120  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 4.23%,
                   10/25/05, resets monthly
                   off the 1-month LIBOR plus
                   0.40% with a cap of 7.50%(2)                      16,318,339
--------------------------------------------------------------------------------
        7,025,941  FNMA, Series 2003-57,
                   Class KL, 3.50%, 3/25/09                           7,009,234
--------------------------------------------------------------------------------
       12,412,900  FNMA, Series 2004 T1,
                   Class 1A2, 6.50%, 1/25/44                         12,793,591
--------------------------------------------------------------------------------
        9,691,484  FNMA, Series 2004 W5,
                   Class F1, VRN, 4.28%,
                   10/25/05, resets monthly
                   off the 1-month LIBOR plus
                   0.45% with a cap of 7.50%                          9,732,499
--------------------------------------------------------------------------------
       13,454,175  FNMA, Series 2004-50,
                   Class MA, 4.50%, 5/25/19                          13,433,644
--------------------------------------------------------------------------------
       26,373,714  GMAC Commercial
                   Mortgage Securities, Inc.
                   STRIPS - COUPON, Series
                   2000 C3, Class X, VRN,
                   1.07%, 10/1/05 (Acquired
                   2/22/02, Cost $1,814,223)(3)                       1,303,600
--------------------------------------------------------------------------------
       10,000,000  Greenwich Capital
                   Commercial Funding Corp.,
                   Series 2005 GG3, Class A2
                   SEQ, 4.31%, 8/10/42(4)                             9,809,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Short-Term Government - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 9,750,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2005 C2, Class A2 SEQ,
                   4.82%, 4/15/30                                $    9,746,266
--------------------------------------------------------------------------------
        7,883,286  Morgan Stanley Capital I,
                   Series 2004 T13, Class A1
                   SEQ, 2.85%, 9/13/45(2)                             7,613,576
--------------------------------------------------------------------------------
       14,033,863  Washington Mutual, Inc.,
                   Series 2002 AR19, Class A6,
                   4.16%, 2/25/33(2)                                 13,967,188
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $404,541,656)                                                 402,492,767
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 31.7%

       23,400,000  FHLB, 3.625%, 1/15/08(4)                          23,044,694
--------------------------------------------------------------------------------
       42,700,000  FHLB, 4.43%, 4/7/08(2)                            42,482,358
--------------------------------------------------------------------------------
       59,000,000  FHLMC, 3.75%, 11/15/06(2)                         58,601,213
--------------------------------------------------------------------------------
       39,000,000  FHLMC, 2.875%, 12/15/06(4)                        38,319,216
--------------------------------------------------------------------------------
       26,300,000  FHLMC, 4.25%, 2/28/07(2)                          26,267,257
--------------------------------------------------------------------------------
        5,000,000  FHLMC, 4.50%, 8/4/08(4)                            4,978,325
--------------------------------------------------------------------------------
        9,000,000  FHLMC, 6.625%, 9/15/09(4)                          9,690,678
--------------------------------------------------------------------------------
        7,100,000  FNMA, 5.25%, 4/15/07(4)                            7,192,016
--------------------------------------------------------------------------------
       24,000,000  FNMA, 3.875%, 5/15/07(4)                          23,816,544
--------------------------------------------------------------------------------
       25,000,000  FNMA, 3.25%, 8/15/08(4)                           24,221,275
--------------------------------------------------------------------------------
       32,000,000  FNMA, 4.75%, 8/25/08(4)                           31,977,632
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $292,670,507)                                                 290,591,208
--------------------------------------------------------------------------------
FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 23.8%

        4,934,915  FHLMC, 5.00%, 6/1/09                               4,974,424
--------------------------------------------------------------------------------
       10,734,479  FHLMC, 5.00%, 7/1/09(2)                           10,820,419
--------------------------------------------------------------------------------
          406,711  FHLMC, 6.50%, 1/1/11                                 419,999
--------------------------------------------------------------------------------
          669,116  FHLMC, 6.50%, 5/1/11                                 690,905
--------------------------------------------------------------------------------
          587,636  FHLMC, 6.50%, 12/1/12                                606,948
--------------------------------------------------------------------------------
        1,679,189  FHLMC, 6.00%, 2/1/13                               1,725,995
--------------------------------------------------------------------------------
           95,394  FHLMC, 7.00%, 11/1/13                                 99,634
--------------------------------------------------------------------------------
           74,582  FHLMC, 7.00%, 12/1/14                                 77,893
--------------------------------------------------------------------------------
        2,760,683  FHLMC, 6.00%, 1/1/15                               2,837,825
--------------------------------------------------------------------------------
        1,132,956  FHLMC, 7.50%, 5/1/16                               1,196,337
--------------------------------------------------------------------------------
        2,084,719  FHLMC, 5.50%, 11/1/17                              2,116,019
--------------------------------------------------------------------------------
       20,223,608  FHLMC, 5.50%, 11/1/18(2)                          20,524,656
--------------------------------------------------------------------------------
       13,331,649  FHLMC, 4.50%, 6/1/19                              13,064,163
--------------------------------------------------------------------------------
       28,175,000  FNMA, 6.00%, settlement
                   date 10/13/05(5)                                  28,650,454
--------------------------------------------------------------------------------
       34,175,000  FNMA, 6.50%, settlement
                   date 10/13/05 (5)                                 35,178,890
--------------------------------------------------------------------------------
       14,125,000  FNMA, 5.00%, settlement
                   date 10/18/05(5)                                  14,089,688
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $27,425,000  FNMA, 5.50%, settlement
                   date 10/18/05(5)                              $   27,827,819
--------------------------------------------------------------------------------
           35,463  FNMA, 8.00%, 5/1/12                                   38,026
--------------------------------------------------------------------------------
        2,467,877  FNMA, 6.50%, 1/1/13                                2,553,633
--------------------------------------------------------------------------------
           24,797  FNMA, 6.50%, 3/1/13                                   25,666
--------------------------------------------------------------------------------
          271,773  FNMA, 6.00%, 6/1/13                                  279,613
--------------------------------------------------------------------------------
           29,391  FNMA, 6.50%, 6/1/13                                   30,421
--------------------------------------------------------------------------------
           71,204  FNMA, 6.00%, 1/1/14                                   73,256
--------------------------------------------------------------------------------
          604,001  FNMA, 6.00%, 7/1/14                                  621,505
--------------------------------------------------------------------------------
          982,430  FNMA, 5.50%, 4/1/16                                  997,483
--------------------------------------------------------------------------------
       12,580,096  FNMA, 4.50%, 5/1/19                               12,327,677
--------------------------------------------------------------------------------
          839,539  FNMA, 7.00%, 5/1/32                                  878,799
--------------------------------------------------------------------------------
          868,896  FNMA, 7.00%, 5/1/32                                  909,530
--------------------------------------------------------------------------------
          346,341  FNMA, 7.00%, 6/1/32                                  362,551
--------------------------------------------------------------------------------
        2,520,351  FNMA, 7.00%, 6/1/32                                2,638,212
--------------------------------------------------------------------------------
        1,546,707  FNMA, 7.00%, 8/1/32                                1,619,037
--------------------------------------------------------------------------------
       13,461,057  FNMA, 5.50%, 7/1/33                               13,467,303
--------------------------------------------------------------------------------
       10,565,308  FNMA, 5.00%, 11/1/33                              10,367,230
--------------------------------------------------------------------------------
        5,658,744  FNMA, 6.00%, 7/1/35                                5,754,592
--------------------------------------------------------------------------------
           21,024  GNMA, 5.50%, 1/20/09                                  21,361
--------------------------------------------------------------------------------
           29,982  GNMA, 9.00%, 12/20/16                                 32,466
--------------------------------------------------------------------------------
           28,096  GNMA, 9.00%, 8/20/17                                  30,493
--------------------------------------------------------------------------------
           31,862  GNMA, 9.50%, 11/20/19                                 35,204
--------------------------------------------------------------------------------
TOTAL FIXED-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED
SECURITIES
(Cost $218,938,488)                                                 217,966,126
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(1) -- 4.7%

        2,048,026  Ameriquest Mortgage
                   Securities Inc., Series
                   2003-8, Class AV2, VRN,
                   4.26%, 10/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.43% with
                   no caps                                            2,053,122
--------------------------------------------------------------------------------
          657,066  Centex Home Equity, Series
                   2004 C, Class AF1, 2.82%,
                   1/25/19                                              654,414
--------------------------------------------------------------------------------
       10,000,000  CNH Equipment Trust,
                   Series 2005 B, Class A3 SEQ,
                   4.27%, 1/15/10(2)                                  9,942,020
--------------------------------------------------------------------------------
       30,000,000  Ford Credit Auto Owner Trust,
                   Series 2005 A, Class A4 SEQ,
                   3.72%, 10/15/09(2)                                29,508,629
--------------------------------------------------------------------------------
        1,134,699  Long Beach Mortgage Loan
                   Trust, Series 2003-3, Class A,
                   VRN, 4.15%, 10/25/05,
                   resets monthly off the
                   1-month LIBOR plus 0.32%
                   with no caps                                       1,136,216
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $43,836,741)                                                   43,294,401
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Short-Term Government - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 4.3%

      $16,299,000  U.S. Treasury Inflation
                   Indexed Notes, 3.00%,
                   7/15/12(2)                                    $   17,741,722
--------------------------------------------------------------------------------
       16,600,000  U.S. Treasury Notes, 6.50%,
                   10/15/06(4)                                       16,994,914
--------------------------------------------------------------------------------
        5,000,000  U.S. Treasury Notes, 3.00%,
                   11/15/07(4)                                        4,884,380
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $40,107,230)                                                   39,621,016
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(6) -- 1.9%

       15,000,000  BECC, 3.28%, 11/15/06(2)                          14,297,790
--------------------------------------------------------------------------------
          382,500  TIGR, 3.21%, 11/15/06                                214,584
--------------------------------------------------------------------------------
        1,813,000  TR, 1.90%, 2/15/06                                 1,787,569
--------------------------------------------------------------------------------
        1,077,000  TR, 3.23%, 11/15/06                                1,027,142
--------------------------------------------------------------------------------
          100,000  U.S. Treasury Corpus,
                   3.28%, 11/15/06                                       95,319
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $17,622,953)                                                   17,422,404
--------------------------------------------------------------------------------
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 1.4%

           26,347  FHLMC, 4.97%, 8/1/18                                  26,745
--------------------------------------------------------------------------------
          106,019  FHLMC, 4.36%, 11/1/18                                107,011
--------------------------------------------------------------------------------
          467,141  FHLMC, 4.97%, 9/1/20                                 477,565
--------------------------------------------------------------------------------
           61,733  FHLMC, 4.125%, 1/1/21                                 61,702
--------------------------------------------------------------------------------
           74,210  FHLMC, 6.01%, 3/1/24                                  76,089
--------------------------------------------------------------------------------
           18,521  FNMA, 7.49%, 8/1/14                                   18,787
--------------------------------------------------------------------------------
          119,282  FNMA, 4.75%, 4/1/16                                  118,346
--------------------------------------------------------------------------------
            7,181  FNMA, 5.25%, 8/1/16                                    7,341
--------------------------------------------------------------------------------
           74,473  FNMA, 5.18%, 1/1/17                                   75,893
--------------------------------------------------------------------------------
          319,068  FNMA, 5.00%, 5/1/17                                  326,195
--------------------------------------------------------------------------------
          169,833  FNMA, 4.63%, 7/1/17                                  171,540
--------------------------------------------------------------------------------
           68,961  FNMA, 5.31%, 7/1/17                                   70,858
--------------------------------------------------------------------------------
          166,660  FNMA, 4.23%, 2/1/18                                  169,631
--------------------------------------------------------------------------------
           93,720  FNMA, 5.50%, 2/1/18                                   96,616
--------------------------------------------------------------------------------
           77,541  FNMA, 5.08%, 5/1/18                                   79,011
--------------------------------------------------------------------------------
           63,375  FNMA, 4.92%, 6/1/18                                   64,602
--------------------------------------------------------------------------------
           82,545  FNMA, 4.96%, 8/1/19                                   84,302
--------------------------------------------------------------------------------
          532,076  FNMA, 4.70%, 9/1/19                                  541,126
--------------------------------------------------------------------------------
          190,702  FNMA, 4.69%, 1/1/20                                  195,604
--------------------------------------------------------------------------------
           62,697  FNMA, 5.13%, 3/1/21                                   63,918
--------------------------------------------------------------------------------
           51,824  FNMA, 4.18%, 8/1/21                                   52,334
--------------------------------------------------------------------------------
           66,652  FNMA, 4.81%, 5/1/22                                   67,583
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   143,686  FNMA, 4.81%, 5/1/22                           $      144,484
--------------------------------------------------------------------------------
           81,659  FNMA, 4.80%, 1/1/23                                   83,683
--------------------------------------------------------------------------------
           20,753  FNMA, 5.875%, 6/1/23                                  21,511
--------------------------------------------------------------------------------
           23,242  FNMA, 5.875%, 7/1/23                                  24,091
--------------------------------------------------------------------------------
           92,584  FNMA, 4.96%, 8/1/23                                   94,595
--------------------------------------------------------------------------------
          262,781  FNMA, 5.05%, 8/1/23                                  268,003
--------------------------------------------------------------------------------
        1,662,049  FNMA, 4.80%, 5/1/25                                1,688,263
--------------------------------------------------------------------------------
           17,679  FNMA, 4.375%, 4/1/26                                  17,765
--------------------------------------------------------------------------------
           21,058  FNMA, 3.76%, 1/1/27                                   21,274
--------------------------------------------------------------------------------
           27,375  FNMA, 5.44%, 1/1/27                                   28,297
--------------------------------------------------------------------------------
           60,155  FNMA, 4.125%, 1/1/29                                  60,757
--------------------------------------------------------------------------------
        7,233,440  FNMA, 4.65%, 3/1/33(2)                             7,242,901
--------------------------------------------------------------------------------
           48,093  GNMA, 4.375%, 5/20/17                                 48,305
--------------------------------------------------------------------------------
           99,584  GNMA, 4.875%, 2/20/21                                101,201
--------------------------------------------------------------------------------
           50,591  GNMA, 4.625%, 11/20/21                                51,291
--------------------------------------------------------------------------------
            1,375  GNMA, 4.375%, 1/20/22                                  1,389
--------------------------------------------------------------------------------
           90,033  GNMA, 4.25%, 8/20/26                                  92,273
--------------------------------------------------------------------------------
TOTAL ADJUSTABLE-RATE U.S.
GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $13,239,915)                                                   12,942,882
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.8%

        7,325,000  FHLB Discount Notes,
                   3.18%, 10/3/05(2)(7)
(Cost $7,323,706)                                                     7,325,000
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(8) -- 17.8%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S
Government Agency obligations in a pooled
account at the lending agent), 3.88%,
dated 9/30/05, due 10/3/05 (Delivery
value $27,813,784)                                                   27,804,794
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.94%, dated 9/30/05,
due 10/3/05 (Delivery value $135,044,325)                           135,000,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $162,804,794)                                                 162,804,794
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 130.3%
(Cost $1,201,085,990)                                             1,194,460,598
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (30.3)%                                             (278,105,163)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $  916,355,435
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Short-Term Government - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

FUTURES CONTRACTS*

                             Expiration        Underlying Face     Unrealized
    Contracts Purchased         Date           Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
    485  U.S. Treasury
         2-Year Notes       December 2005        $99,856,953       $(464,138)
                                               =================================

                             Expiration        Underlying Face     Unrealized
      Contracts Sold            Date           Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
    962  U.S. Treasury
         5-Year Notes       December 2005       $102,798,719         $999,523
                                               =================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

BECC = Book Entry Callable Corpus

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2005.

(1) Final maturity indicated, unless otherwise noted.

(2) Security, or a portion thereof, has been segregated for a forward commitment, futures contract and/or when-issued security.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2005, was
    $6,472,780, which represented 0.7% of total net assets.

(4) Security, or a portion thereof, was on loan as of September 30, 2005.

(5) Forward commitment or when-issued security.

(6) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(7) The rate indicated is the yield to maturity at purchase.

(8) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      4/1/05 -        EXPENSE
                        4/1/05          9/30/05          9/30/05        RATIO*
--------------------------------------------------------------------------------
GINNIE MAE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,017.60          $2.88         0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,016.40          $4.14         0.82%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,012.60          $7.92         1.57%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.21          $2.89         0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.96          $4.15         0.82%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,017.20          $7.94         1.57%
--------------------------------------------------------------------------------
GOVERNMENT BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,021.70          $2.48         0.49%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.40          $3.75         0.74%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.61          $2.48         0.49%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,021.36          $3.75         0.74%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      4/1/05 -        EXPENSE
                        4/1/05          9/30/05          9/30/05        RATIO*
--------------------------------------------------------------------------------
INFLATION-ADJUSTED BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,027.90          $2.49         0.49%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,028.90          $1.47         0.29%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,026.60          $3.76         0.74%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.61          $2.48         0.49%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,023.61          $1.47         0.29%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,021.36          $3.75         0.74%
--------------------------------------------------------------------------------
SHORT-TERM GOVERNMENT SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,011.40          $2.87         0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,010.20          $4.13         0.82%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.21          $2.89         0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.96          $4.15         0.82%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

Statement of Assets and Liabilities

SEPTEMBER 30, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------------------
                                                           GOVERNMENT      INFLATION-       SHORT-TERM
                                          GINNIE MAE          BOND        ADJUSTED BOND     GOVERNMENT
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investment securities, at value
(cost of $2,008,484,573,
$657,565,064, $1,207,068,192,
and $1,038,281,196, respectively) --
including $--, $120,635,917,
$375,223,040, and $159,868,936
of securities on loan, repectively      $2,001,046,149    $654,408,930   $1,247,320,974   $1,031,655,804
-------------------------------------
Investments made with cash
collateral received
for securities on loan, at value
(cost of $--, $112,736,376,
$382,391,745, and $162,804,794,
respectively)                                       --     112,736,376      382,391,745      162,804,794
---------------------------------------------------------------------------------------------------------
Total investment securities,
at value (cost of $2,008,484,573,
$770,301,440, $1,589,459,937,
and $1,201,085,990, respectively)        2,001,046,149     767,145,306    1,629,712,719    1,194,460,598
-------------------------------------
Cash                                           150,038         407,244        1,896,492               --
-------------------------------------
Receivable for investments sold                     --              --               --            4,958
-------------------------------------
Receivable for capital shares sold             260,981         357,725        2,181,091           75,131
-------------------------------------
Receivable for variation margin
on futures contracts                                --          79,953          235,426          134,407
-------------------------------------
Interest receivable                          7,132,641       3,294,837        8,512,462        6,013,382
---------------------------------------------------------------------------------------------------------
                                         2,008,589,809     771,285,065    1,642,538,190    1,200,688,476
---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payable for collateral received
for securities on loan                              --     112,736,376      382,391,745      162,804,794
-------------------------------------
Disbursements in excess
of demand deposit cash                              --              --               --        1,120,971
-------------------------------------
Payable for investments purchased          459,973,558     146,687,586        2,014,829      119,970,172
-------------------------------------
Payable for variation margin
on futures contracts                            92,500              --               --               --
-------------------------------------
Accrued management fees                        704,949         194,658          390,708          422,288
-------------------------------------
Distribution fees payable                       26,868           9,683           93,173            7,408
-------------------------------------
Service fees payable                            20,496           9,682           93,111            7,408
-------------------------------------
Dividends payable                              588,541          56,475          645,693               --
---------------------------------------------------------------------------------------------------------
                                           461,406,912     259,694,460      385,629,259      284,333,041
---------------------------------------------------------------------------------------------------------
NET ASSETS                              $1,547,182,897    $511,590,605   $1,256,908,931   $  916,355,435
=========================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Assets and Liabilities

SEPTEMBER 30, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------------------
                                                           GOVERNMENT      INFLATION-       SHORT-TERM
                                          GINNIE MAE          BOND        ADJUSTED BOND     GOVERNMENT
---------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------
Capital paid in                         $1,603,154,444    $516,977,131   $1,215,536,067     $957,631,406
-------------------------------------
Accumulated undistributed net
realized gain (loss) on
investment transactions                    (48,289,478)     (2,506,741)       1,120,082      (35,185,964)
-------------------------------------
Net unrealized appreciation
(depreciation) on investments               (7,682,069)     (2,879,785)      40,252,782       (6,090,007)
---------------------------------------------------------------------------------------------------------
                                        $1,547,182,897    $511,590,605   $1,256,908,931     $916,355,435
=========================================================================================================
INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
Net assets                              $1,445,862,689    $464,745,443     $717,973,534     $881,627,838
-------------------------------------
Shares outstanding                         140,650,026      44,051,488       63,867,873       93,772,585
-------------------------------------
Net asset value per share                       $10.28          $10.55           $11.24            $9.40
---------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------
Net assets                                         N/A             N/A      $71,741,897              N/A
-------------------------------------
Shares outstanding                                 N/A             N/A        6,381,854              N/A
-------------------------------------
Net asset value per share                          N/A             N/A           $11.24              N/A
---------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
Net assets                                 $85,739,566     $46,845,162     $467,193,500      $34,727,597
-------------------------------------
Shares outstanding                           8,340,540       4,440,297       41,559,547        3,693,699
-------------------------------------
Net asset value per share                       $10.28          $10.55           $11.24            $9.40
---------------------------------------------------------------------------------------------------------
C CLASS
---------------------------------------------------------------------------------------------------------
Net assets                                 $15,580,642             N/A              N/A              N/A
-------------------------------------
Shares outstanding                           1,515,647             N/A              N/A              N/A
-------------------------------------
Net asset value per share                       $10.28             N/A              N/A              N/A
---------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------------------
                                                           GOVERNMENT      INFLATION-       SHORT-TERM
                                          GINNIE MAE          BOND        ADJUSTED BOND     GOVERNMENT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
INCOME:
-------------------------------------
Interest                                   $35,853,598     $10,311,148      $34,866,672      $17,070,665
-------------------------------------
Securities lending                                  --          73,619               --           40,932
---------------------------------------------------------------------------------------------------------
                                            35,853,598      10,384,767       34,866,672       17,111,597
---------------------------------------------------------------------------------------------------------

EXPENSES:
-------------------------------------
Management fees                              4,341,015       1,160,805        2,241,640        2,643,124
-------------------------------------
Distribution fees:
-------------------------------------
  Advisor Class                                 97,197          58,514          477,071           51,437
-------------------------------------
  C Class                                       55,225              --               --               --
-------------------------------------
Service fees:
-------------------------------------
  Advisor Class                                 97,197          58,514          477,071           51,437
-------------------------------------
  C Class                                       18,408              --               --               --
-------------------------------------
Trustees' fees and expenses                     36,580          11,674           26,416           22,276
-------------------------------------
Other expenses                                   1,271             315              685            1,677
---------------------------------------------------------------------------------------------------------
                                             4,646,893       1,289,822        3,222,883        2,769,951
---------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                       31,206,705       9,094,945       31,643,789       14,341,646
---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
investment transactions                       (558,159)      2,172,095         (542,987)      (4,283,559)
-------------------------------------
Change in net unrealized appreciation
(depreciation) on investments               (2,975,264)       (991,314)      (1,346,744)         968,334
---------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
GAIN (LOSS)                                 (3,533,423)      1,180,781       (1,889,731)      (3,315,225)
---------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                  $27,673,282     $10,275,726      $29,754,058      $11,026,421
=========================================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED) AND YEAR ENDED MARCH 31, 2005
---------------------------------------------------------------------------------------------------------
                                                  GINNIE MAE                      GOVERNMENT BOND
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS       SEPT. 30, 2005  MARCH 31, 2005    SEPT. 30, 2005   MARCH 31, 2005
---------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------
Net investment income                   $   31,206,705  $   57,749,459     $  9,094,945     $ 13,044,572
-------------------------------------
Net realized gain (loss)                      (558,159)      8,226,349        2,172,095       (4,143,015)
-------------------------------------
Change in net unrealized
appreciation (depreciation)                 (2,975,264)    (35,435,008)        (991,314)      (7,406,492)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations            27,673,282      30,540,800       10,275,726        1,495,065
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
From net investment income:
-------------------------------------
  Investor Class                           (34,265,870)    (72,275,870)      (8,433,956)     (12,225,426)
-------------------------------------
  Advisor Class                             (1,716,488)     (2,776,887)        (811,135)      (1,172,247)
-------------------------------------
  C Class                                     (269,658)       (419,480)              --               --
-------------------------------------
From net realized gains:
-------------------------------------
  Investor Class                                    --              --               --       (6,666,179)
-------------------------------------
  Advisor Class                                     --              --               --         (732,581)
---------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                         (36,252,016)    (75,472,237)      (9,245,091)     (20,796,433)
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions            (13,603,407)   (132,063,076)      22,889,028       (6,215,372)
---------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS      (22,182,141)   (176,994,513)      23,919,663      (25,516,740)

NET ASSETS
---------------------------------------------------------------------------------------------------------
Beginning of period                      1,569,365,038   1,746,359,551      487,670,942      513,187,682
---------------------------------------------------------------------------------------------------------
End of period                           $1,547,182,897  $1,569,365,038     $511,590,605     $487,670,942
=========================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED) AND YEAR ENDED MARCH 31, 2005
---------------------------------------------------------------------------------------------------------
                                            INFLATION-ADJUSTED BOND            SHORT-TERM GOVERNMENT
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS       SEPT. 30, 2005  MARCH 31, 2005    SEPT. 30, 2005   MARCH 31, 2005
---------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------
Net investment income                   $   31,643,789  $   29,318,945     $ 14,341,646   $   20,309,823
-------------------------------------
Net realized gain (loss)                      (542,987)      3,166,481       (4,283,559)      (9,447,709)
-------------------------------------
Change in net unrealized
appreciation (depreciation)                 (1,346,744)    (10,774,581)         968,334      (13,319,896)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations            29,754,058      21,710,845       11,026,421       (2,457,782)
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
From net investment income:
-------------------------------------
  Investor Class                           (19,645,072)    (21,185,489)     (14,161,817)     (20,427,361)
-------------------------------------
  Institutional Class                       (2,004,193)     (2,343,420)              --               --
-------------------------------------
  Advisor Class                             (9,994,524)     (5,790,036)        (586,484)        (905,665)
-------------------------------------
From net realized gains:
-------------------------------------
  Investor Class                                    --      (1,548,568)              --               --
-------------------------------------
  Institutional Class                               --        (159,704)              --               --
-------------------------------------
  Advisor Class                                     --        (548,631)              --               --
---------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                         (31,643,789)    (31,575,848)     (14,748,301)     (21,333,026)
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions            252,397,251     367,757,684      (51,813,660)     (48,130,024)
---------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                              250,507,520     357,892,681      (55,535,540)     (71,920,832)

NET ASSETS
---------------------------------------------------------------------------------------------------------
Beginning of period                      1,006,401,411     648,508,730      971,890,975    1,043,811,807
---------------------------------------------------------------------------------------------------------
End of period                           $1,256,908,931  $1,006,401,411     $916,355,435   $  971,890,975
=========================================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Ginnie Mae Fund (Ginnie Mae), Government
Bond Fund (Government Bond), Inflation-Adjusted Bond Fund (Inflation-Adjusted),
and Short-Term Government Fund (Short-Term Government) (collectively, the funds)
are four funds in a series issued by the trust. The funds are diversified under the 1940 Act.

Ginnie Mae seeks high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association securities. In addition, Ginnie Mae may buy other U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Government Bond seeks high current income and intends to pursue this objective by investing in securities, including mortgage-backed securities, issued or guaranteed by the
U.S. government and its agencies and instrumentalities. Inflation-Adjusted seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities issued by the U.S. Treasury, by other U.S.
government agencies and instrumentalities, and by other non-U.S. government entities such as U.S. corporations. Short-Term Government seeks high current income while maintaining safety of principal. Short-Term Government intends to pursue its objective by investing in U.S. government securities, including U.S.
Treasury securities and other securities issued or guaranteed by the U.S.
government and its agencies and instrumentalities. In addition, Short-Term
Government may also invest in investment-grade debt securities of U.S.
companies, and non-U.S. government mortgage-backed, asset-backed and other fixed income securities. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Ginnie Mae is authorized to issue the Investor Class, the
Advisor Class, and the C Class. Government Bond and Short-Term Government are
authorized to issue the Investor Class and the Advisor Class. Inflation-Adjusted
is authorized to issue the Investor Class, the Institutional Class, and the
Advisor Class. The C Class may be subject to a contingent deferred sales charge.
The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin).

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

SWAP AGREEMENTS -- The funds may enter into a swap agreement in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps are recorded as unrealized appreciation (depreciation) on investments. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meets its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the funds are declared daily and paid monthly. Distributions from net realized gains for the funds, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds.

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee for Ginnie Mae and Short-Term Government range from 0.2425% to 0.3600%, and for Government Bond and Inflation-Adjusted range from 0.1625% to 0.2800%. The rates for the Complex Fee (Investor and C Classes) for the funds range from
0.2500% to 0.3100%. The Institutional Class and the Advisor Class is 0.2000% and
0.2500%, respectively, less at each point within the Complex Fee range.

The effective annual management fee for each class of each fund for the six months ended September 30, 2005, was as follows:

--------------------------------------------------------------------------------
                                        GOVERNMENT     INFLATION-     SHORT-TERM
                        GINNIE MAE         BOND         ADJUSTED      GOVERNMENT
--------------------------------------------------------------------------------
Investor Class             0.57%           0.49%          0.49%          0.57%
--------------------------------------------------------------------------------
Institutional Class         N/A             N/A           0.29%           N/A
--------------------------------------------------------------------------------
Advisor Class              0.32%           0.24%          0.24%          0.32%
--------------------------------------------------------------------------------
C Class                    0.57%            N/A            N/A            N/A
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                         Advisor           C
--------------------------------------------------------------------------------
Distribution Fee                                          0.25%          0.75%
--------------------------------------------------------------------------------
Service Fee                                               0.25%          0.25%
--------------------------------------------------------------------------------

The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans during the six months ended September 30, 2005, are detailed in the Statement of Operations.

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC. An officer and an interested trustee of these entities are officers of unrelated entities and those unrelated entities own greater than 5%
of the shares of Short-Term Government.

The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2005, were as follows:

----------------------------------------------------------------------------------------------------
                                                       GOVERNMENT     INFLATION-       SHORT-TERM
                                     GINNIE MAE           BOND         ADJUSTED        GOVERNMENT
----------------------------------------------------------------------------------------------------
PURCHASES
----------------------------------------------------------------------------------------------------
U.S. Treasury & Government
Agency Obligations                  $2,135,418,197   $1,097,516,582   $347,833,586   $1,162,610,839
----------------------------------------------------------------------------------------------------
Investment securities other
than U.S. Treasury &
Government Agency Obligations                   --               --             --      $19,859,482
----------------------------------------------------------------------------------------------------
PROCEEDS FROM SALES
----------------------------------------------------------------------------------------------------
U.S. Treasury & Government
Agency Obligations                  $2,118,989,461   $1,030,180,144   $108,835,564   $1,132,288,697
----------------------------------------------------------------------------------------------------
Investment securities other
than U.S. Treasury &
Government Agency Obligations                   --               --             --      $70,857,149
----------------------------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

----------------------------------------------------------------------------------------------------
                                                GINNIE MAE                    GOVERNMENT BOND
----------------------------------------------------------------------------------------------------
                                          SHARES          AMOUNT          SHARES          AMOUNT
----------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
------------------------------------
Sold                                     8,222,343    $  85,224,358      5,606,112     $ 59,562,131
------------------------------------
Issued in reinvestment
of distributions                         2,820,112       29,226,620        716,604        7,622,783
------------------------------------
Redeemed                               (13,856,391)    (143,592,582)    (3,988,580)     (42,353,308)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 (2,813,936)   $ (29,141,604)     2,334,136     $ 24,831,606
====================================================================================================
YEAR ENDED MARCH 31, 2005
------------------------------------
Sold                                    19,946,445    $ 208,382,783      8,086,239    $  86,400,776
------------------------------------
Issued in reinvestment
of distributions                         5,810,573       60,606,863      1,588,111       16,906,999
------------------------------------
Redeemed                               (40,283,324)    (420,009,000)   (10,765,621)    (114,813,584)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                (14,526,306)   $(151,019,354)    (1,091,271)   $ (11,505,809)
====================================================================================================
ADVISOR CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
------------------------------------
Sold                                     2,302,382     $ 23,845,402        806,954     $  8,567,010
------------------------------------
Issued in reinvestment
of distributions                           139,268        1,443,006         76,709          816,013
------------------------------------
Redeemed                                (1,121,565)     (11,625,983)    (1,068,814)     (11,325,601)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                  1,320,085     $ 13,662,425       (185,151)    $ (1,942,578)
====================================================================================================
YEAR ENDED MARCH 31, 2005
------------------------------------
Sold                                     4,211,035     $ 44,083,027      2,102,459     $ 22,452,895
------------------------------------
Issued in reinvestment
of distributions                           239,445        2,497,129        173,579        1,847,642
------------------------------------
Redeemed                                (3,204,654)     (33,442,837)    (1,778,853)     (19,010,100)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                  1,245,826     $ 13,137,319        497,185     $  5,290,437
====================================================================================================
C CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
------------------------------------
Sold                                       296,558      $ 3,072,993            N/A              N/A
------------------------------------
Issued in reinvestment
of distributions                            24,668          255,595
------------------------------------
Redeemed                                  (140,109)      (1,452,816)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                    181,117      $ 1,875,772
====================================================================================================
YEAR ENDED MARCH 31, 2005
------------------------------------
Sold                                       737,130      $ 7,703,967            N/A              N/A
------------------------------------
Issued in reinvestment
of distributions                            36,142          377,011
------------------------------------
Redeemed                                  (216,680)      (2,262,019)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                    556,592      $ 5,818,959
====================================================================================================

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

----------------------------------------------------------------------------------------------------
                                            INFLATION-ADJUSTED             SHORT-TERM GOVERNMENT
----------------------------------------------------------------------------------------------------
                                          SHARES          AMOUNT          SHARES          AMOUNT
----------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
------------------------------------
Sold                                    13,437,972     $151,419,701      1,818,883     $ 17,188,078
------------------------------------
Issued in reinvestment
of distributions                         1,333,920       15,120,020      1,460,771       13,800,693
------------------------------------
Redeemed                                (8,334,011)     (93,667,383)    (7,854,848)     (74,250,182)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                  6,437,881     $ 72,872,338     (4,575,194)    $(43,261,411)
====================================================================================================
YEAR ENDED MARCH 31, 2005
------------------------------------
Sold                                    28,330,190    $ 316,872,288      9,757,224    $  92,855,508
------------------------------------
Issued in reinvestment
of distributions                         1,551,284       17,175,583      2,063,698       19,626,696
------------------------------------
Redeemed                               (14,679,749)    (162,948,186)   (16,600,996)    (158,025,826)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 15,201,725    $ 171,099,685     (4,780,074)   $ (45,543,622)
====================================================================================================
INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
------------------------------------
Sold                                     1,216,383      $13,686,764            N/A              N/A
------------------------------------
Issued in reinvestment
of distributions                           162,736        1,844,388
------------------------------------
Redeemed                                  (779,042)      (8,774,592)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                    600,077      $ 6,756,560
====================================================================================================
YEAR ENDED MARCH 31, 2005
------------------------------------
Sold                                     2,234,652     $ 24,966,020            N/A              N/A
------------------------------------
Issued in reinvestment
of distributions                           215,757        2,387,895
------------------------------------
Redeemed                                (1,570,009)     (17,409,613)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                    880,400     $  9,944,302
====================================================================================================
ADVISOR CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
------------------------------------
Sold                                    18,305,821     $206,222,490        848,595     $  8,023,654
------------------------------------
Issued in reinvestment
of distributions                           871,344        9,873,084         62,716          592,584
------------------------------------
Redeemed                                (3,849,906)     (43,327,221)    (1,818,070)     (17,168,487)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 15,327,259     $172,768,353       (906,759)    $ (8,552,249)
====================================================================================================
YEAR ENDED MARCH 31, 2005
------------------------------------
Sold                                    20,198,672     $225,747,660      2,105,959     $ 20,093,923
------------------------------------
Issued in reinvestment
of distributions                           555,710        6,166,872         94,927          902,827
------------------------------------
Redeemed                                (4,049,515)     (45,200,835)    (2,477,594)     (23,583,152)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 16,704,867     $186,713,697       (276,708)    $ (2,586,402)
====================================================================================================

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

5. SECURITIES LENDING

As of September 30, 2005, securities in Government Bond, Inflation-Adjusted, and
Short-Term Government, valued at $120,635,917, $375,223,040, and $159,868,936, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. As of September 30, 2005, Ginnie Mae had no securities on loan. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $123,313,502, $382,391,745, and $163,172,647, respectively. The funds'
risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$575,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended September 30, 2005.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. Reclassifications between income and realized gain related primarily to the character of paydown gains and losses.

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

----------------------------------------------------------------------------------------------------
                                                     GOVERNMENT      INFLATION-        SHORT-TERM
                                   GINNIE MAE           BOND          ADJUSTED         GOVERNMENT
----------------------------------------------------------------------------------------------------
Federal tax cost
of investments                    $2,008,593,948     $770,301,440   $1,591,523,827   $1,201,085,990
====================================================================================================
Gross tax appreciation
of investments                       $ 7,459,760      $ 1,708,804      $40,456,744      $ 1,008,073
-------------------------------
Gross tax depreciation
of investments                       (15,007,559)      (4,864,938)      (2,267,852)      (7,633,465)
----------------------------------------------------------------------------------------------------
Net tax appreciation
(depreciation) of investments       $ (7,547,799)     $(3,156,134)     $38,188,892      $(6,625,392)
====================================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

7. FEDERAL TAX INFORMATION (CONTINUED)

Following are the capital loss carryovers and capital loss deferral amounts as of March 31, 2005:

----------------------------------------------------------------------------------------------------
                                                     GOVERNMENT      INFLATION-        SHORT-TERM
                                   GINNIE MAE           BOND          ADJUSTED         GOVERNMENT
----------------------------------------------------------------------------------------------------
Accumulated capital losses        $(41,708,114)     $(4,239,806)           --          $(27,916,501)
----------------------------------------------------------------------------------------------------
Capital loss deferral                       --               --            --           $(2,079,388)
----------------------------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

----------------------------------------------------------------------------------------------------
                     2007           2008          2009        2011          2012           2013
----------------------------------------------------------------------------------------------------
Ginnie Mae              --     $(7,179,913)     $(255,936)  $(285,414)  $(22,063,924)  $(11,922,927)
----------------------------------------------------------------------------------------------------
Government Bond         --              --             --          --             --    $(4,239,806)
----------------------------------------------------------------------------------------------------
Short-Term
Government       $(157,838)   $(15,891,898)   $(3,678,384)         --             --    $(8,188,381)
----------------------------------------------------------------------------------------------------

The capital loss deferrals represent net capital losses incurred in the five-month period ended March 31, 2005. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                    (continued)

------

Ginnie Mae - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                              INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
                                 2005(1)       2005         2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $10.34       $10.61       $10.85       $10.58       $10.63       $10.16
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income          0.21(2)      0.37(2)      0.29(2)      0.48(2)      0.58(2)        0.68
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          (0.03)       (0.15)       (0.04)        0.35        (0.01)        0.47
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations            0.18         0.22         0.25         0.83         0.57         1.15
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income               (0.24)       (0.49)       (0.49)       (0.56)       (0.62)       (0.68)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $10.28       $10.34       $10.61       $10.85       $10.58       $10.63
=========================================================================================================
  TOTAL RETURN(3)                  1.76%        2.11%        2.43%        8.03%        5.43%       11.70%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.57%(4)        0.58%        0.59%        0.59%        0.59%        0.59%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      4.01%(4)        3.58%        2.77%        4.46%        5.42%        6.57%
--------------------------
Portfolio Turnover Rate             136%         315%         356%         356%         218%         143%
--------------------------
Net Assets, End of Period
(in thousands)                $1,445,863   $1,482,999   $1,676,815   $2,100,358   $1,699,876   $1,358,978
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) Computed using the average shares outstanding.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Ginnie Mae - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                              ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
                                 2005(1)       2005         2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $10.34       $10.61       $10.85       $10.58       $10.63       $10.16
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income          0.20(2)      0.35(2)      0.27(2)      0.46(2)      0.55(2)        0.65
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          (0.03)       (0.16)       (0.04)        0.35        (0.01)        0.47
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations            0.17         0.19         0.23         0.81         0.54         1.12
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income               (0.23)       (0.46)       (0.47)       (0.54)       (0.59)       (0.65)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $10.28       $10.34       $10.61       $10.85       $10.58       $10.63
=========================================================================================================
  TOTAL RETURN(3)                  1.64%        1.85%        2.18%        7.76%        5.17%       11.42%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.82%(4)        0.83%        0.84%        0.84%        0.84%        0.84%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      3.76%(4)        3.33%        2.52%        4.21%        5.17%        6.32%
--------------------------
Portfolio Turnover Rate             136%         315%         356%         356%         218%         143%
--------------------------
Net Assets, End of Period
(in thousands)                   $85,740      $72,571      $61,288      $75,999      $42,675      $28,102
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) Computed using the average shares outstanding.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------

Ginnie Mae - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                  C CLASS
--------------------------------------------------------------------------------
                             2005(1)     2005       2004       2003      2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $10.34     $10.61     $10.85     $10.57     $10.63
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(3)     0.16       0.28       0.22       0.40       0.37
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      (0.03)     (0.17)     (0.05)      0.36      (0.02)
--------------------------------------------------------------------------------
  Total From
  Investment Operations        0.13       0.11       0.17       0.76       0.35
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (0.19)     (0.38)     (0.41)     (0.48)     (0.41)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $10.28     $10.34     $10.61     $10.85     $10.57
================================================================================
  TOTAL RETURN(4)              1.26%      1.10%      1.60%      7.23%      3.41%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  1.57%(5)      1.58%      1.42%      1.33%   1.34%(5)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                  3.01%(5)      2.58%      1.94%      3.72%   4.51%(5)
--------------------------
Portfolio Turnover Rate         136%       315%       356%       356%    218%(6)
--------------------------
Net Assets, End of Period
(in thousands)               $15,581    $13,795     $8,257     $5,078       $806
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) June 15, 2001 (commencement of sale) through March 31, 2002.

(3) Computed using the average shares outstanding.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------

Government Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                              INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
                                 2005(1)       2005         2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $10.52       $10.93       $11.25       $10.60       $10.76       $10.03
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income          0.19(2)      0.29(2)      0.28(2)        0.38         0.48         0.55
--------------------------
  Net Realized and
  Unrealized Gain (Loss)           0.04        (0.24)       (0.02)        0.99        (0.16)        0.73
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations            0.23         0.05         0.26         1.37         0.32         1.28
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income               (0.20)       (0.30)       (0.29)       (0.38)       (0.48)       (0.55)
--------------------------
  From Net
  Realized Gains                     --        (0.16)       (0.29)       (0.34)          --           --
---------------------------------------------------------------------------------------------------------
  Total Distributions             (0.20)       (0.46)       (0.58)       (0.72)       (0.48)       (0.55)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $10.55       $10.52       $10.93       $11.25       $10.60       $10.76
=========================================================================================================
  TOTAL RETURN(3)                  2.17%        0.50%        2.42%       13.17%        3.01%       13.17%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.49%(4)        0.50%        0.51%        0.51%        0.51%        0.51%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      3.66%(4)        2.70%        2.56%        3.34%        4.45%        5.37%
--------------------------
Portfolio Turnover Rate             209%         553%         376%         229%         164%         108%
--------------------------
Net Assets, End of Period
(in thousands)                  $464,745     $438,997     $468,052     $590,433     $421,312     $391,306
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) Computed using the average shares outstanding.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------

Government Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                              ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
                                 2005(1)       2005         2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $10.52       $10.93       $11.25       $10.60       $10.76       $10.03
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income          0.18(2)      0.26(2)      0.25(2)        0.35         0.46         0.53
--------------------------
  Net Realized and
  Unrealized Gain (Loss)           0.03        (0.24)       (0.02)        0.99        (0.16)        0.73
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations            0.21         0.02         0.23         1.34         0.30         1.26
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income               (0.18)       (0.27)       (0.26)       (0.35)       (0.46)       (0.53)
--------------------------
  From Net
  Realized Gains                     --        (0.16)       (0.29)       (0.34)          --           --
---------------------------------------------------------------------------------------------------------
  Total Distributions             (0.18)       (0.43)       (0.55)       (0.69)       (0.46)       (0.53)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $10.55       $10.52       $10.93       $11.25       $10.60       $10.76
=========================================================================================================
  TOTAL RETURN(3)                  2.04%        0.25%        2.16%       12.89%        2.75%       12.89%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.74%(4)        0.75%        0.76%        0.76%        0.76%        0.76%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      3.41%(4)        2.45%        2.31%        3.09%        4.20%        5.12%
--------------------------
Portfolio Turnover Rate             209%         553%         376%         229%         164%         108%
--------------------------
Net Assets, End of Period
(in thousands)                   $46,845      $48,674      $45,136      $44,456      $42,285       $9,898
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) Computed using the average shares outstanding.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Inflation-Adjusted Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                              INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
                                 2005(1)       2005         2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $11.25       $11.45       $10.86        $9.89        $9.87        $9.41
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income            0.32         0.45         0.39         0.48         0.38         0.67
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          (0.01)       (0.17)        0.67         1.12         0.02         0.46
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations            0.31         0.28         1.06         1.60         0.40         1.13
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income               (0.32)       (0.45)       (0.39)       (0.48)       (0.38)       (0.67)
--------------------------
  From Net
  Realized Gains                     --        (0.03)       (0.08)       (0.15)        --(2)          --
---------------------------------------------------------------------------------------------------------
  Total Distributions             (0.32)       (0.48)       (0.47)       (0.63)       (0.38)       (0.67)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $11.24       $11.25       $11.45       $10.86        $9.89        $9.87
=========================================================================================================
  TOTAL RETURN(3)                  2.79%        2.57%       10.04%       16.42%        4.16%       12.62%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.49%(4)        0.50%        0.50%        0.51%        0.51%        0.51%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      5.61%(4)        3.77%        3.50%        4.20%        3.12%        6.75%
--------------------------
Portfolio Turnover Rate              10%          68%          54%         136%          40%          39%
--------------------------
Net Assets, End of Period
(in thousands)                  $717,974     $646,214     $483,353     $352,315     $185,518      $57,577
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Inflation-Adjusted Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                  INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                        2005(1)     2005       2004      2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $11.25     $11.45     $10.86     $10.84
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income                   0.33       0.47       0.41       0.20
------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                            (0.01)     (0.17)      0.67       0.17
--------------------------------------------------------------------------------
  Total From Investment Operations        0.32       0.30       1.08       0.37
--------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income             (0.33)     (0.47)     (0.41)     (0.20)
------------------------------------
  From Net Realized Gains                   --      (0.03)     (0.08)     (0.15)
--------------------------------------------------------------------------------
  Total Distributions                    (0.33)     (0.50)     (0.49)     (0.35)
--------------------------------------------------------------------------------
Net Asset Value, End of Period          $11.24     $11.25     $11.45     $10.86
================================================================================
  TOTAL RETURN(3)                         2.89%      2.77%     10.24%      3.53%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.29%(4)      0.30%      0.30%   0.31%(4)
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                  5.81%(4)      3.97%      3.70%   3.80%(4)
------------------------------------
Portfolio Turnover Rate                     10%        68%        54%    136%(5)
------------------------------------
Net Assets, End of Period
(in thousands)                          $71,742    $65,058    $56,103    $34,196
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) October 1, 2002 (commencement of sale) through March 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------

Inflation-Adjusted Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                              ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
                                 2005(1)       2005         2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $11.25       $11.45       $10.86        $9.89        $9.87        $9.41
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income            0.31         0.42         0.36         0.45         0.36         0.65
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          (0.01)       (0.17)        0.67         1.12         0.02         0.46
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations            0.30         0.25         1.03         1.57         0.38         1.11
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income               (0.31)       (0.42)       (0.36)       (0.45)       (0.36)       (0.65)
--------------------------
  From Net
  Realized Gains                     --        (0.03)       (0.08)       (0.15)        --(2)          --
---------------------------------------------------------------------------------------------------------
  Total Distributions             (0.31)       (0.45)       (0.44)       (0.60)       (0.36)       (0.65)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $11.24       $11.25       $11.45       $10.86        $9.89        $9.87
=========================================================================================================
  TOTAL RETURN(3)                  2.66%        2.33%        9.78%       16.13%        3.88%       12.35%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.74%(4)        0.75%        0.75%        0.76%        0.76%        0.76%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      5.36%(4)        3.52%        3.25%        3.95%        2.87%        6.50%
--------------------------
Portfolio Turnover Rate              10%          68%          54%         136%          40%          39%
--------------------------
Net Assets, End of Period
(in thousands)                  $467,194     $295,129     $109,053      $41,673       $9,613       $1,079
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) Per-share amount is less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Short-Term Government - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                              INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
                                 2005(1)       2005         2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $9.44        $9.66        $9.69        $9.46        $9.47        $9.19
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income          0.14(2)      0.19(2)      0.15(2)        0.29         0.45         0.54
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          (0.03)       (0.21)       (0.02)        0.23        (0.01)        0.28
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations            0.11        (0.02)        0.13         0.52         0.44         0.82
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income               (0.15)       (0.20)       (0.16)       (0.29)       (0.45)       (0.54)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $9.40        $9.44        $9.66        $9.69        $9.46        $9.47
=========================================================================================================
  TOTAL RETURN(3)                  1.14%       (0.16)%       1.40%        5.52%        4.68%        9.25%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.57%(4)        0.58%        0.59%        0.59%        0.59%        0.59%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      3.03%(4)        2.04%        1.54%        2.96%        4.67%        5.87%
--------------------------
Portfolio Turnover Rate             141%         283%         232%         185%         165%          92%
--------------------------
Net Assets, End of Period
(in thousands)                  $881,628     $928,460     $996,677     $957,413     $832,199     $797,718
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) Computed using the average shares outstanding.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Short-Term Government -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                              ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
                                 2005(1)       2005         2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $9.44        $9.66        $9.69        $9.46        $9.47        $9.19
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income          0.13(2)      0.17(2)      0.13(2)        0.26         0.42         0.52
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          (0.03)       (0.21)       (0.02)        0.23        (0.01)        0.28
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations            0.10        (0.04)        0.11         0.49         0.41         0.80
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income               (0.14)       (0.18)       (0.14)       (0.26)       (0.42)       (0.52)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $9.40        $9.44        $9.66        $9.69        $9.46        $9.47
=========================================================================================================
  TOTAL RETURN(3)                  1.02%       (0.41)%       1.15%        5.26%        4.42%        8.98%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.82%(4)        0.83%        0.84%        0.84%        0.84%        0.84%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      2.78%(4)        1.79%        1.29%        2.71%        4.42%        5.62%
--------------------------
Portfolio Turnover Rate             141%         283%         232%         185%         165%          92%
--------------------------
Net Assets, End of Period
(in thousands)                   $34,728      $43,431      $47,135      $68,102      $36,430       $4,334
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) Computed using the average shares outstanding.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Approval of Management Agreements for Ginnie Mae, Government Bond,
Inflation-Adjusted Bond and Short-Term Government

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process--referred to as the "15(c) Process"--
involves at least two board meetings spanning a 30 to 60 day period each year, as well as meetings of the Corporate Governance Committee (comprised solely of independent directors), which coordinates the board's 15(c) Process. In addition to this annual review, the board and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services performed by the advisor on behalf of the funds. At these meetings the board reviews fund performance, provision of shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also holds special meetings, as needed.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year, the Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning Ginnie Mae, Government Bond,
Inflation-Adjusted Bond and Short-Term Government (the "funds") and the services provided to such funds under the management agreement.

The information included:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to clients of the advisor other than the funds.

In addition, the board also reviewed information provided by an independent consultant retained by the board in connection with the 15(c) Process.
In keeping with its practice, the funds' board held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the

                                                                    (continued)

------

Approval of Management Agreements for Ginnie Mae, Government Bond,
Inflation-Adjusted Bond and Short-Term Government

applicable advisory fee. In addition, the independent directors and the
Corporate Governance Committee met to review and discuss the information provided and evaluate the advisor's performance as manager of the funds. Working through the Corporate Governance Committee, the board also retained a consultant to assist it in its evaluation of the profitability of the funds and the advisor, and in formulating the board's fee proposals. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, the board's consultant and its independent counsel, and evaluated such information for each fund for which the board has responsibility.
The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES--GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the funds in accordance with their investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training,

                                                                    (continued)

------

Approval of Management Agreements for Ginnie Mae, Government Bond,
Inflation-Adjusted Bond and Short-Term Government

compliance and other systems to conduct their business. At each quarterly meeting the board and the Portfolio Committee review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. Further, the
Portfolio Committee reports its assessment to the board. If performance concerns are identified, the Directors discuss with the advisor and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Ginnie Mae's performance fell below the median during the one period and near the median for the three year period. Government Bond's performance fell below the median during the one period and above the median for the three year period.
Inflation-Adjusted Bond's performance was above its benchmark during the one year period and below its benchmark for the three year period. Short-Term
Government's performance fell below the median for both the one and three year periods. The board discussed the funds' performance with the advisor and was satisfied with the efforts being undertaken by the advisor.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Quality of Service Committee reviews reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. The Quality of Service Committee reviews interim reports between regularly scheduled meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board has retained a consultant to assist it in this review.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that

                                                                    (continued)

------

Approval of Management Agreements for Ginnie Mae, Government Bond,
Inflation-Adjusted Bond and Short-Term Government

the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the fee breakpoints of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund complex and the funds increase in size and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of a particular fund reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. Each fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds'
independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other fund groups may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the funds and the risk of administrative inefficiencies. Part of the
Directors' analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the funds' peer groups. The unified fee charged to shareholders of Inflation-Adjusted Bond and Government Bond were at the median of the total expense ratios of their peer groups. The unified fee charged to shareholders of Ginnie Mae was in the lowest quartile of its peer group. The unified fee charged to shareholders of Short-Term Government was near the lowest quartile and below the median of its peer group.

                                                                    (continued)

------

Approval of Management Agreements for Ginnie Mae, Government Bond,
Inflation-Adjusted Bond and Short-Term Government

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the advisor's other clients did not suggest that the funds' fees were unreasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not significant and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors concluded that the investment management agreement between each of Ginnie Mae, Government Bond and
Inflation-Adjusted Bond and the advisor is fair and reasonable in light of the services provided and should be renewed.

The independent directors also concluded that the investment management agreement between Short-Term Government and the advisor is fair and reasonable in light of the services provided and should be renewed. In reaching this conclusion, the Directors considered the fact that the total expense ratio of the fund was 0.58%. The Directors recognized that this total expense ratio is slightly higher than the lowest quartile of its peer group universe. They took into account that the peer group universe was very small (10 funds) and that significant compression existed near the bottom of that expense universe.

------

Share Class Information

Three classes of shares are authorized for sale by Ginnie Mae: Investor Class,
Advisor Class, and C Class. Two classes of shares are authorized for sale by
Government Bond and Short-Term Government: Investor Class and Advisor Class.
Three classes of shares are authorized for sale by Inflation-Adjusted Bond:
Investor Class, Institutional Class, and Advisor Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of Advisor and C Class shares are higher than that of
Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP 30-YEAR GNMA INDEX is comprised of Government National Mortgage
Association (GNMA) mortgage-backed securities with an aggregate amount outstanding per coupon of at least $5 billion, an aggregate amount outstanding per origination year of at least $500 million, and a remaining maturity of at least one year.

The CITIGROUP TREASURY/MORTGAGE INDEX is comprised of U.S. Treasury securities with an amount outstanding of at least $1 billion, and mortgage-backed securities with an aggregate amount outstanding per coupon of at least $5 billion and an aggregate amount outstanding per origination year of at least
$500 million. Both the U.S. Treasury and the mortgage-backed securities included in the index must have a remaining maturity of at least one year.

The CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX (ILSI)(SM) measures the
Return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

The CITIGROUP U.S. TREASURY/AGENCY 1- TO 3-YEAR INDEX is a
market-capitalization-weighted index that includes fixed-rate U.S. Treasury and government agency issues with maturities between one and three years.

The CITIGROUP U.S. TREASURY 10+ YEAR INDEX is a market-capitalization-weighted index that includes fixed-rate U.S. Treasury issues with maturities of 10 years or longer.

The LEHMAN BROTHERS FIXED RATE MORTGAGE BACKED SECURITIES (MBS) INDEX is the MBS
Fixed-Rate component of the Lehman Brothers U.S. Aggregate Index. It covers the mortgage-backed pass-through securities of the Government National Mortgage
Association (GNMA), the Federal National Mortgage Association (FNMA), and the
Federal Home Loan Mortgage Corporation (FHLMC).

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The MORTGAGE BANKERS ASSOCIATION REFINANCING INDEX is a gauge of mortgage refinancing activity that covers all U.S. mortgage applications to refinance an existing mortgage. The index includes conventional and government refinances, regardless of producer coupon rate refinanced into or out of.

------

Notes

------

Notes

------

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0511                     (c)2005 American Century Proprietary Holdings, Inc.
SH-SAN-45975S            All rights reserved.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of woman and girl]

SEPTEMBER 30, 2005

Capital Preservation Fund
Government Agency Money Market Fund

                               [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

CAPITAL PRESERVATION

GOVERNMENT AGENCY MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION
Approval of Management Agreements for Capital Preservation

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Capital
Preservation and Government Agency Money Market funds for the six months ended
September 30, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the annual report dated
March 31, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Capital Preservation - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
                                                  ------------------
                                                        AVERAGE
                                                    ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                                       INCEPTION
                          6 MONTHS(1)   1 YEAR    5 YEARS   10 YEARS      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS               1.28%       2.07%     1.96%      3.43%     10/13/72
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX                   1.52%       2.63%     2.23%      3.67%        --
--------------------------------------------------------------------------------
LIPPER U.S. TREASURY
MONEY MARKET FUNDS
AVERAGE RETURN(2)            1.16%       1.82%     1.67%      3.25%        --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(2)   13 of 85    12 of 82   7 of 70    7 of 48       --
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by Lipper
    Inc.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
1-30 days                                    19%                   17%
--------------------------------------------------------------------------------
31-90 days                                   51%                   56%
--------------------------------------------------------------------------------
91-180 days                                  25%                   25%
--------------------------------------------------------------------------------
More than 180 days                            5%                    2%
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
  7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                                       3.00%
--------------------------------------------------------------------------------
  7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                                       3.05%
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
2

Capital Preservation - Portfolio Commentary

PORTFOLIO MANAGER: LYNN PASCHEN

PERFORMANCE SUMMARY

For the six months ended September 30, 2005, Capital Preservation returned
1.28%*, ahead of the 1.16% average return of the 85 funds in Lipper Inc.'s U.S.
Treasury money market funds category. The fund's six-month return ranked in the top 16% of the Lipper category. Capital Preservation's relative performance has been consistent over the long term--the fund's one-, five-, and 10-year returns all rank in the top 15% of the Lipper group. (See the previous page for additional performance information.)

ECONOMIC AND MARKET REVIEW

After growing by 4.2% in 2004--its fastest calendar-year growth rate since
1999--the U.S. economy slowed modestly during the past six months. U.S. economic growth came in at a 3.3% annual rate in the second quarter of 2005, and the initial estimate of third-quarter growth was an annual rate of 3.8%.

Meanwhile, inflation continued to pick up--the consumer price index rose by 4.7%
during the 12 months ended September 30, 2005, compared with 3.1% for the 12 months ended March 31, 2005. A 34.8% increase in energy prices and a 14.5% rise in transportation costs were the main reasons behind the higher inflation rate.

With the economy still growing at a solid pace and inflation on the rise, the
Federal Reserve extended its cycle of short-term interest rate increases. The
Fed raised rates by a quarter-point four times during the six-month period, for a total of eleven quarter-point rate hikes since June 2004. The Fed's actions boosted the federal funds rate target to 3.75%, its highest level in four years.

Treasury money market rates generally rose along with the federal funds rate;
the three-month Treasury bill yield climbed from 2.79% to 3.55% during the six months.

PORTFOLIO STRATEGY

Mirroring the general rise in Treasury money market yields, Capital
Preservation's seven-day current yield increased from 2.10% to 3.00% during the six-month period. We continued to shorten the fund's weighted average maturity
(WAM) so its yield would more quickly reflect rising money market rates. The WAM fell steadily from 65 days at the beginning of the period to about 45 days in mid-to-late August.

However, we extended the portfolio's WAM in September when the gap between three- and six-month Treasury bill yields widened. We took advantage of the higher yields by extending the portfolio's WAM back out to 59 days by the end of the period.

The WAM reflects the economic impact of the fund's dollar rolls. Dollar rolls are simultaneous buy/sell transactions that result in a receivable on the fund's statement of assets and liabilities but do not result in individual security positions on the fund's schedule of investments.

OUR COMMITMENT

We will continue to seek maximum safety and liquidity, as well as the highest rate of return consistent with an investment in short-term U.S. Treasury securities.

*Total returns for periods less than one year are not annualized.

------
3

Capital Preservation - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY BILLS(1) -- 70.4%

      $200,000,000  U.S. Treasury Bills, 3.12%,
                    10/6/05                                      $  199,913,290
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Bills, 3.15%,
                    10/13/05                                         99,894,583
--------------------------------------------------------------------------------
       125,000,000  U.S. Treasury Bills, 3.19%,
                    10/20/05                                        124,789,747
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Bills, 3.36%,
                    11/3/05                                          99,692,412
--------------------------------------------------------------------------------
       200,000,000  U.S. Treasury Bills, 3.44%,
                    11/10/05                                        199,236,611
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Bills, 3.48%,
                    11/25/05                                         24,867,275
--------------------------------------------------------------------------------
       150,000,000  U.S. Treasury Bills, 3.49%,
                    12/1/05                                         149,113,381
--------------------------------------------------------------------------------
       125,000,000  U.S. Treasury Bills, 3.43%,
                    12/8/05(2)                                      124,190,375
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 3.45%,
                    12/15/05                                         49,638,542
--------------------------------------------------------------------------------
       175,000,000  U.S. Treasury Bills, 3.37%,
                    12/22/05(3)                                     173,656,965
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Bills, 3.48%,
                    12/29/05(2)                                      24,784,917
--------------------------------------------------------------------------------
       125,000,000  U.S. Treasury Bills, 3.43%,
                    1/5/06                                          123,857,167
--------------------------------------------------------------------------------
       150,000,000  U.S. Treasury Bills, 3.42%,
                    1/12/06                                         148,534,038
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 3.59%,
                    1/19/06                                          49,452,292
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Bills, 3.55%,
                    1/26/06                                          24,711,563
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 3.67%,
                    2/9/06                                           49,332,264
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 75,000,000  U.S. Treasury Bills, 3.70%,
                    3/2/06                                       $   73,827,278
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 3.57%,
                    3/9/06                                           49,211,018
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Bills, 3.76%,
                    3/30/06                                          98,122,500
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS                                         1,886,826,218
--------------------------------------------------------------------------------
U.S. TREASURY NOTES(1) -- 3.7%

        50,000,000  U.S. Treasury Notes,
                    1.625%, 10/31/05                                 49,938,985
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Notes,
                    5.75%, 11/15/05                                  25,087,244
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Notes,
                    1.875%, 1/31/06                                  24,883,590
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY NOTES                                            99,909,819
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES(4) -- 6.9%

        60,000,000  STRIPS - PRINCIPAL,
                    3.24%, 11/15/05                                  59,766,412
--------------------------------------------------------------------------------
       125,000,000  STRIPS - PRINCIPAL,
                    3.45%, 11/15/05                                 124,477,140
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES                                                          184,243,552
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 81.0%                                               2,170,979,589
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- 19.0%                                                508,085,625
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $2,679,065,214
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

(2) Forward commitment.

(3) Security, or a portion thereof, has been segregated for a forward commitment.

(4) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
4

Government Agency Money Market - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
                                                ------------------------------
                                                    AVERAGE ANNUAL RETURNS
------------------------------------------------------------------------------------------
                                                                       SINCE     INCEPTION
                      6 MONTHS(1)   1 YEAR      5 YEARS   10 YEARS   INCEPTION      DATE
------------------------------------------------------------------------------------------
INVESTOR CLASS           1.37%       2.23%       2.08%      3.58%     4.08%       12/5/89
------------------------------------------------------------------------------------------
90-DAY U.S.
TREASURY BILL INDEX      1.52%       2.63%       2.23%      3.67%     4.15%(2)      --
------------------------------------------------------------------------------------------
LIPPER U.S.
GOVERNMENT MONEY
MARKET FUNDS
AVERAGE RETURN(3)        1.21%       1.90%       1.76%      3.39%     3.84%(4)      --
------------------------------------------------------------------------------------------
Fund's Lipper
Ranking(3)             12 of 117   14 of 115   9 of 100   10 of 73   4 of 36(4)     --
------------------------------------------------------------------------------------------
Advisor Class            1.24%       1.98%       1.83%       --       2.56%       4/12/99
------------------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Since 11/30/89, the date nearest the Investor Class's inception for which data are available.

(3) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by Lipper
    Inc.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

(4) Since 12/31/89, the date nearest the Investor Class's inception for which data are available.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
1-30 days                                    65%                   58%
--------------------------------------------------------------------------------
31-90 days                                   30%                   29%
--------------------------------------------------------------------------------
91-180 days                                   5%                    7%
--------------------------------------------------------------------------------
More than 180 days                            --                    6%
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
  7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
Investor Class                                         3.12%
--------------------------------------------------------------------------------
Advisor Class                                          2.87%
--------------------------------------------------------------------------------
  7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
Investor Class                                         3.17%
--------------------------------------------------------------------------------
Advisor Class                                          2.91%
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
5

Government Agency Money Market - Portfolio Commentary

PORTFOLIO MANAGER: ALAN KRUSS

PERFORMANCE SUMMARY

For the six months ended September 30, 2005, Government Agency Money Market returned 1.37%*, ahead of the 1.21% average return of the 117 funds in Lipper
Inc.'s U.S. government money market funds category. The fund's six-month return ranked in the top 11% of the Lipper category. Government Agency Money Market's relative performance has been consistent over the long term--the fund's one-, five-, and 10-year returns all rank in the top 15% of the Lipper group. (See the previous page for additional performance information.)

ECONOMIC AND MARKET REVIEW

After growing by 4.2% in 2004--its fastest calendar-year growth rate since
1999--the U.S. economy slowed modestly during the past six months. U.S. economic growth came in at a 3.3% annual rate in the second quarter of 2005, and the preliminary estimate for the third quarter of 2005 was an annual rate of 3.8%.

Meanwhile, inflation continued to pick up--the consumer price index rose by 4.7%
during the 12 months ended September 30, 2005, compared with 3.1% for the 12 months ended March 31, 2005. A 34.8% increase in energy prices and a 14.5% rise in transportation costs were the main reasons behind the higher inflation rate.

With the economy still growing at a solid pace and inflation on the rise, the
Federal Reserve extended its cycle of short-term interest rate increases. The
Fed raised rates by a quarter-point four times during the six-month period, for a total of eleven quarter-point rate hikes since June 2004. The Fed's actions boosted the federal funds rate target to 3.75%, its highest level in more than four years.

Money market rates generally rose along with the federal funds rate; the three-month Treasury bill yield climbed from 2.79% to 3.55% during the six months.

PORTFOLIO STRATEGY

Mirroring the general rise in money market yields, Government Agency Money
Market's seven-day current yield increased from 2.21% to 3.12% during the six-month period. We continued to shorten the fund's average maturity so its yield would more quickly reflect rising money market rates. After peaking at around 60 days in April, the average maturity fell steadily, ending the period at about 25 days.

We reduced the fund's exposure to floating-rate notes from 34% to 27% of the portfolio. In contrast, we expanded our position in discount government agency notes, which increased from 15% to 44% of the portfolio. We focused on shorter-term discount notes in order to maintain the portfolio's relatively short average maturity.

OUR COMMITMENT

We will continue to seek maximum safety and liquidity, as well as the highest rate of return consistent with an investment in short-term U.S. government agency securities.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares. Total returns for periods less than one year are not annualized.

------
6

Government Agency Money Market - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 55.9%

      $ 1,000,000  FFCB, 3.00%, 11/1/05                            $    999,317
--------------------------------------------------------------------------------
        1,100,000  FFCB, 7.08%, 11/30/05                              1,105,605
--------------------------------------------------------------------------------
        2,200,000  FFCB, 2.625%, 12/15/05                             2,194,140
--------------------------------------------------------------------------------
       25,000,000  FFCB, VRN, 3.56%, 10/4/05,
                   resets weekly off the 3-month
                   T-Bill plus 0.04% with no caps                    25,001,910
--------------------------------------------------------------------------------
       12,250,000  FFCB, VRN, 3.56%, 10/4/05,
                   resets weekly off the 3-month
                   T-Bill plus 0.04% with no caps                    12,249,066
--------------------------------------------------------------------------------
        4,500,000  FFCB, VRN, 3.64%, 10/4/05,
                   resets weekly off the 3-month
                   T-Bill plus 0.12% with no caps                     4,502,023
--------------------------------------------------------------------------------
       10,000,000  FFCB, VRN, 3.67%, 10/4/05,
                   resets weekly off the 3-month
                   T-Bill plus 0.15% with no caps                    10,000,000
--------------------------------------------------------------------------------
        3,000,000  FHLB, 1.60%, 10/12/05                              2,998,053
--------------------------------------------------------------------------------
          700,000  FHLB, 2.04%, 10/14/05                                699,568
--------------------------------------------------------------------------------
        1,000,000  FHLB, 5.08%, 10/14/05                              1,000,473
--------------------------------------------------------------------------------
        5,000,000  FHLB, 1.50%, 10/19/05                              4,995,829
--------------------------------------------------------------------------------
        1,750,000  FHLB, 7.25%, 10/19/05                              1,753,024
--------------------------------------------------------------------------------
       20,000,000  FHLB, 2.25%, 10/21/05                             19,984,825
--------------------------------------------------------------------------------
        5,480,000  FHLB, 2.25%, 10/27/05                              5,475,993
--------------------------------------------------------------------------------
        2,000,000  FHLB, 2.01%, 10/28/05                              1,997,519
--------------------------------------------------------------------------------
        1,785,000  FHLB, 2.51%, 11/4/05                               1,782,876
--------------------------------------------------------------------------------
       11,000,000  FHLB, 2.125%, 11/15/05                            10,983,341
--------------------------------------------------------------------------------
       21,970,000  FHLB, 2.50%, 11/15/05                             21,943,077
--------------------------------------------------------------------------------
       12,850,000  FHLB, 3.625%, 11/15/05                            12,846,869
--------------------------------------------------------------------------------
       16,845,000  FHLB, 6.50%, 11/15/05                             16,897,520
--------------------------------------------------------------------------------
          905,000  FHLB, 2.32%, 11/23/05                                903,155
--------------------------------------------------------------------------------
        1,545,000  FHLB, 2.42%, 12/8/05                               1,540,798
--------------------------------------------------------------------------------
        1,500,000  FHLB, 2.00%, 12/9/05                               1,496,068
--------------------------------------------------------------------------------
        3,000,000  FHLB, 2.25%, 12/15/05                              2,992,229
--------------------------------------------------------------------------------
        7,000,000  FHLB, 2.50%, 12/15/05                              6,982,877
--------------------------------------------------------------------------------
       10,000,000  FHLB, 3.00%, 1/18/06                              10,000,000
--------------------------------------------------------------------------------
        2,250,000  FHLB, 2.00%, 2/13/06                               2,232,765
--------------------------------------------------------------------------------
        4,000,000  FHLB, 2.03%, 2/13/06                               3,969,347
--------------------------------------------------------------------------------
        3,000,000  FHLB, 5.375%, 2/15/06                              3,013,554
--------------------------------------------------------------------------------
        1,850,000  FHLB, 5.125%, 3/6/06                               1,858,113
--------------------------------------------------------------------------------
        1,000,000  FHLB, 2.50%, 3/15/06                                 993,037
--------------------------------------------------------------------------------
       15,000,000  FHLB, VRN, 3.59%, 10/3/05,
                   resets monthly off the
                   1-month LIBOR minus 0.11%
                   with no caps                                      14,993,486
--------------------------------------------------------------------------------
       46,720,000  FHLB, VRN, 3.41%, 10/5/05,
                   resets quarterly off the
                   3-month LIBOR minus 0.12%
                   with no caps                                      46,719,743
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $10,000,000  FHLB, VRN, 3.57%, 10/5/05,
                   resets weekly off the 3-month
                   T-Bill plus 0.05% with no caps                  $ 10,000,000
--------------------------------------------------------------------------------
       10,000,000  FHLB, VRN, 3.73%, 12/13/05,
                   resets quarterly off the
                   3-month LIBOR minus 0.12%
                   with no caps                                       9,995,151
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                          277,101,351
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
DISCOUNT NOTES(1) -- 44.4%

        1,600,000  FFCB Discount Notes, 3.52%,
                   10/7/05                                            1,599,061
--------------------------------------------------------------------------------
        5,145,000  FHLB Discount Notes, 3.17%,
                   10/3/05                                            5,144,094
--------------------------------------------------------------------------------
       16,210,000  FHLB Discount Notes, 3.53%,
                   10/5/05                                           16,203,638
--------------------------------------------------------------------------------
       51,983,000  FHLB Discount Notes, 3.56%,
                   10/7/05                                           51,952,154
--------------------------------------------------------------------------------
        1,800,000  FHLB Discount Notes, 3.64%,
                   10/11/05                                           1,798,180
--------------------------------------------------------------------------------
       50,000,000  FHLB Discount Notes, 3.61%,
                   10/12/05                                          49,944,878
--------------------------------------------------------------------------------
       33,740,000  FHLB Discount Notes, 3.56%,
                   10/14/05                                          33,696,626
--------------------------------------------------------------------------------
          670,000  FHLB Discount Notes, 3.60%,
                   10/17/05                                             668,928
--------------------------------------------------------------------------------
        1,500,000  FHLB Discount Notes, 3.60%,
                   10/26/05                                           1,496,250
--------------------------------------------------------------------------------
        2,500,000  FHLB Discount Notes, 3.65%,
                   11/2/05                                            2,491,889
--------------------------------------------------------------------------------
        2,000,000  FHLB Discount Notes, 3.64%,
                   11/4/05                                            1,993,123
--------------------------------------------------------------------------------
        1,400,000  FHLB Discount Notes, 3.61%,
                   11/8/05                                            1,394,665
--------------------------------------------------------------------------------
          925,000  FHLB Discount Notes, 3.65%,
                   11/9/05                                              921,342
--------------------------------------------------------------------------------
       26,450,000  FHLB Discount Notes, 3.70%,
                   11/14/05                                          26,330,334
--------------------------------------------------------------------------------
       14,200,000  FHLB Discount Notes, 3.69%,
                   11/16/05                                          14,133,047
--------------------------------------------------------------------------------
       10,000,000  FHLB Discount Notes, 3.70%,
                   11/25/05                                           9,943,472
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
DISCOUNT NOTES                                                      219,711,681
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.3%                                                496,813,032
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (0.3)%                                                (1,437,231)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $495,375,801
================================================================================

See Notes to Financial Statements.                                  (continued)

------
7

Government Agency Money Market - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2005.

(1) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
8

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
9

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      4/1/05 -        EXPENSE
                        4/1/05          9/30/05          9/30/05        RATIO*
--------------------------------------------------------------------------------
CAPITAL PRESERVATION FUND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,012.80          $2.42         0.48%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.66          $2.43         0.48%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY MONEY MARKET SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,013.70          $2.42         0.48%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,012.40          $3.68         0.73%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.66          $2.43         0.48%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,021.41          $3.70         0.73%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
10

Statement of Assets and Liabilities

SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                    CAPITAL         GOVERNMENT
                                                  PRESERVATION         AGENCY
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(amortized cost and cost for federal
income tax purposes)                             $2,170,979,589    $496,813,032
-------------------------------------------
Cash                                                 16,193,491       8,201,493
-------------------------------------------
Receivable for investments sold                     488,603,193              --
-------------------------------------------
Receivable for capital shares sold                      204,670         249,594
-------------------------------------------
Interest receivable                                   4,124,269       2,445,980
--------------------------------------------------------------------------------
                                                  2,680,105,212     507,710,099
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                            --      12,139,415
-------------------------------------------
Accrued management fees                               1,039,998         189,111
-------------------------------------------
Distribution fees payable                                    --           2,886
-------------------------------------------
Service fees payable                                         --           2,886
--------------------------------------------------------------------------------
                                                      1,039,998      12,334,298
--------------------------------------------------------------------------------
NET ASSETS                                       $2,679,065,214    $495,375,801
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                  $2,679,290,929    $495,389,206
-------------------------------------------
Accumulated net realized loss
on investment transactions                             (225,715)        (13,405)
--------------------------------------------------------------------------------
                                                 $2,679,065,214    $495,375,801
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                       $2,679,065,214    $481,385,024
-------------------------------------------
Shares outstanding                                2,679,290,929     481,396,982
-------------------------------------------
Net asset value per share                                 $1.00           $1.00
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                                  N/A     $13,990,777
-------------------------------------------
Shares outstanding                                          N/A      13,990,911
-------------------------------------------
Net asset value per share                                   N/A           $1.00
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                    CAPITAL         GOVERNMENT
                                                  PRESERVATION         AGENCY
--------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------
INCOME:
-------------------------------------------
Interest                                            $40,677,981      $7,861,593
--------------------------------------------------------------------------------

EXPENSES:
-------------------------------------------
Management fees                                       6,382,204       1,149,262
-------------------------------------------
Distribution fees -- Advisor Class                           --          16,436
-------------------------------------------
Service fees -- Advisor Class                                --          16,436
-------------------------------------------
Trustees' fees and expenses                              63,139          11,499
--------------------------------------------------------------------------------
                                                      6,445,343       1,193,633
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                34,232,638       6,667,960
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS                              (10,755)           (117)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                           $34,221,883      $6,667,843
================================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED) AND YEAR ENDED MARCH 31, 2005
----------------------------------------------------------------------------------------------------
                                          CAPITAL PRESERVATION                 GOVERNMENT AGENCY
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS   SEPT. 30, 2005   MARCH 31, 2005   SEPT. 30, 2005  MARCH 31, 2005
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income               $   34,232,638   $   32,154,118    $  6,667,960    $  6,128,227
---------------------------------
Net realized gain (loss)                   (10,755)        (180,522)           (117)         (2,465)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets resulting
from operations                         34,221,883       31,973,596       6,667,843       6,125,762
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income:
---------------------------------
  Investor Class                       (34,232,638)     (32,154,118)     (6,504,629)     (6,078,333)
---------------------------------
  Advisor Class                                 --               --        (163,331)        (49,894)
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                     (34,232,638)     (32,154,118)     (6,667,960)     (6,128,227)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                     (82,723,876)    (166,318,899)      4,486,350       1,011,062
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                          (82,734,631)    (166,499,421)      4,486,233       1,008,597

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                  2,761,799,845    2,928,299,266     490,889,568     489,880,971
----------------------------------------------------------------------------------------------------
End of period                       $2,679,065,214   $2,761,799,845    $495,375,801    $490,889,568
====================================================================================================

See Notes to Financial Statements.

------
13

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Capital Preservation Fund (Capital
Preservation) and Government Agency Money Market Fund (Government Agency)
(collectively, the funds) are two funds in a series issued by the trust. Capital
Preservation seeks maximum safety and liquidity and intends to pursue its investment objective by investing in short-term money market securities issued by the U.S. Treasury that are guaranteed by the direct full faith and credit pledge of the U.S. government. Government Agency seeks maximum safety and liquidity and intends to pursue its investment objective by investing in short-term money market securities issued by the U.S. government and its agencies and instrumentalities. The following is a summary of the funds'
significant accounting policies.

MULTIPLE CLASS -- Capital Preservation is authorized to issue the Investor
Class. Government Agency is authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The funds do not expect to realize any long-term capital gains, and accordingly, do not expect to pay any capital gains distributions.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
14

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.1370% to 0.2500% and the rates for the Complex Fee (Investor
Class) range from 0.2500% to 0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. For the six months ended September 30, 2005, the effective annual Investor Class management fee for the funds was 0.47% and the effective annual Advisor Class management fee for Government Agency was
0.22%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended September 30, 2005, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC. JPMorgan Chase Bank is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

------------------------------------------------------------------------------------------
                                  CAPITAL PRESERVATION             GOVERNMENT AGENCY
------------------------------------------------------------------------------------------
                               SHARES            AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2005
-----------------------
Sold                         491,541,065     $ 491,541,065    119,091,438   $ 119,091,438
-----------------------
Issued in reinvestment
of distributions              33,490,609        33,490,609      6,439,218       6,439,218
-----------------------
Redeemed                    (607,755,550)     (607,755,550)  (122,554,402)   (122,554,402)
------------------------------------------------------------------------------------------
Net increase (decrease)      (82,723,876)    $ (82,723,876)     2,976,254   $   2,976,254
==========================================================================================
YEAR ENDED
MARCH 31, 2005
-----------------------
Sold                       1,022,169,509   $ 1,022,169,509    261,440,869   $ 261,440,869
-----------------------
Issued in reinvestment
of distributions              31,077,031        31,077,031      5,922,413       5,922,413
-----------------------
Redeemed                  (1,219,565,439)   (1,219,565,439)  (278,585,412)   (278,585,412)
------------------------------------------------------------------------------------------
Net increase (decrease)     (166,318,899)  $  (166,318,899)   (11,222,130)  $ (11,222,130)
==========================================================================================

                                                                    (continued)

------
15

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

3. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                                                          GOVERNMENT AGENCY
--------------------------------------------------------------------------------
                                                         SHARES        AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
------------------------------------------
Sold                                                   9,672,019    $ 9,672,019
------------------------------------------
Issued in reinvestment of distributions                  163,331        163,331
------------------------------------------
Redeemed                                              (8,325,254)    (8,325,254)
--------------------------------------------------------------------------------
Net increase (decrease)                                1,510,096    $ 1,510,096
================================================================================
YEAR ENDED MARCH 31, 2005
------------------------------------------
Sold                                                  14,261,439    $14,261,439
------------------------------------------
Issued in reinvestment of distributions                   49,894         49,894
------------------------------------------
Redeemed                                              (2,078,141)    (2,078,141)
--------------------------------------------------------------------------------
Net increase (decrease)                               12,233,192    $12,233,192
================================================================================

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

Following are the capital loss carryovers and capital loss deferral amounts as of March 31, 2005:

--------------------------------------------------------------------------------
                                                         CAPITAL      GOVERNMENT
                                                      PRESERVATION      AGENCY
--------------------------------------------------------------------------------
Accumulated capital losses                              $(91,189)      $(13,101)
--------------------------------------------------------------------------------
Capital loss deferral                                   $(87,898)         $(187)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                                             2006          2012          2013
--------------------------------------------------------------------------------
Capital Preservation                          --         $(6,263)      $(84,926)
--------------------------------------------------------------------------------
Government Agency                           $(409)      $(10,414)       $(2,278)
--------------------------------------------------------------------------------

The capital loss deferrals represent net capital losses incurred in the five-month period ended March 31, 2005. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
16

Capital Preservation - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                              INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
                                  2005(1)       2005         2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income            0.01         0.01         0.01         0.01         0.03         0.06
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income               (0.01)       (0.01)       (0.01)       (0.01)       (0.03)       (0.06)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
=========================================================================================================
  TOTAL RETURN(2)                  1.28%        1.14%        0.60%        1.19%        2.84%        5.75%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.48%(3)        0.48%        0.48%        0.48%        0.47%        0.47%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      2.54%(3)        1.12%        0.59%        1.18%        2.76%        5.56%
--------------------------
Net Assets, End of Period
(in thousands)                $2,679,065   $2,761,800   $2,928,299   $3,270,852   $3,333,519   $3,461,464
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements.

------
17

Government Agency Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                              INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
                                  2005(1)       2005         2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income            0.01         0.01         0.01         0.01         0.03         0.06
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income               (0.01)       (0.01)       (0.01)       (0.01)       (0.03)       (0.06)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
=========================================================================================================
  TOTAL RETURN(2)                  1.37%        1.27%        0.67%        1.25%        2.96%        5.98%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.48%(3)        0.48%        0.48%        0.48%        0.47%        0.47%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      2.71%(3)        1.26%        0.67%        1.24%        2.91%        5.82%
--------------------------
Net Assets, End of Period
(in thousands)                  $481,385     $478,409     $489,633     $591,702     $614,223     $600,373
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements.

------
18

Government Agency Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                               ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
                                  2005(1)       2005         2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income            0.01         0.01        --(2)         0.01         0.03         0.06
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income               (0.01)       (0.01)       --(2)        (0.01)       (0.03)       (0.06)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
=========================================================================================================
  TOTAL RETURN(3)                  1.24%        1.02%        0.42%        0.99%        2.71%        5.71%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.73%(4)        0.73%        0.73%        0.73%        0.72%        0.72%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      2.46%(4)        1.01%        0.42%        0.99%        2.66%        5.57%
--------------------------
Net Assets, End of Period
(in thousands)                   $13,991      $12,481         $248         $236         $219       $2,700
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------
19

Approval of Management Agreements for Capital Preservation and Government Agency
Money Market

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process--referred to as the "15(c) Process"--
involves at least two board meetings spanning a 30 to 60 day period each year, as well as meetings of the Corporate Governance Committee (comprised solely of independent directors), which coordinates the board's 15(c) Process. In addition to this annual review, the board and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services performed by the advisor on behalf of the funds. At these meetings the board reviews fund performance, provision of shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also holds special meetings, as needed.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year, the Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning Capital Preservation and Government Agency
Money Market (the "funds") and the services provided to such funds under the management agreement. The information included:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to clients of the advisor other than the funds.

In addition, the board also reviewed information provided by an independent consultant retained by the board in connection with the 15(c) Process.
In keeping with its practice, the funds' board held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition,

                                                                    (continued)

------
20

Approval of Management Agreements for Capital Preservation and Government Agency
Money Market

the independent directors and the Corporate Governance Committee met to review and discuss the information provided and evaluate the advisor's performance as manager of the funds. Working through the Corporate Governance Committee, the board also retained a consultant to assist it in its evaluation of the profitability of the funds and the advisor, and in formulating the board's fee proposals. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, the board's consultant and its independent counsel, and evaluated such information for each fund for which the board has responsibility.
The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES--GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the funds in accordance with their investment

                                                                    (continued)

------
21

Approval of Management Agreements for Capital Preservation and Government Agency
Money Market

objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the board and the Portfolio Committee review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. Further, the Portfolio Committee reports its assessment to the board. If performance concerns are identified, the Directors discuss with the advisor and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Capital Preservation's performance was above the median of its peer group for both the one and three year periods. Government Agency's performance was above its benchmark for both the one and three year periods.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Quality of Service Committee reviews reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. The Quality of Service Committee reviews interim reports between regularly scheduled meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board has retained a consultant to assist it in this review.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

                                                                    (continued)

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22

Approval of Management Agreements for Capital Preservation and Government Agency
Money Market

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the fee breakpoints of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund complex and the funds increase in size and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of a particular fund reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. Each fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds'
independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other fund groups may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the funds and the risk of administrative inefficiencies. Part of the
Directors' analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the funds' peer groups or benchmark.
The unified fee charged to shareholders of the funds was in the lowest quartile of the total expense ratios of their peer groups.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client

                                                                    (continued)

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23

Approval of Management Agreements for Capital Preservation and Government Agency
Money Market

accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the advisor's other clients did not suggest that the funds' fees were unreasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not significant and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

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24

Share Class Information

One class of shares is authorized for sale by Capital Preservation: Investor
Class. Two classes of shares are authorized for sale by Government Agency:
Investor Class and Advisor Class. The expense ratio for Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

------
25

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

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26

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

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27

Notes

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28

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0511                     (c)2005 American Century Proprietary Holdings, Inc.
SH-SAN-45974S            All rights reserved.

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
          Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)       There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment
          Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company Act of 1940, are filed and attached hereto as Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant' chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY GOVERNMENT INCOME TRUST

By:   /s/ William M. Lyons
      ------------------------------------------
      Name:   William M. Lyons
      Title:  President

Date: November 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      ------------------------------------------
      Name:   William M. Lyons
      Title:  President
              (principal executive officer)

Date: November 29, 2005

By:   /s/ Maryanne L. Roepke
      ------------------------------------------
      Name:   Maryanne L. Roepke
      Title:  Sr. Vice President, Treasurer, and
              Chief Accounting Officer
              (principal financial officer)

Date: November 29, 2005